UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio and Value Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.59%
Actual		$ 1,000.00	$ 1,047.80	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 2.96
Service Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.84%
Actual		$ 1,000.00	$ 1,046.90	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2R	.84%
Actual		$ 1,000.00	$ 1,047.20	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class	.70%
Actual		$ 1,000.00	$ 1,047.90	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.4
AT&T, Inc.	3.5	4.1
Exxon Mobil Corp.	3.4	4.9
Wells Fargo & Co.	3.3	3.2
Bank of America Corp.	3.0	2.5
Chevron Corp.	3.0	3.5
Verizon Communications, Inc.	1.8	2.1
Wyeth	1.7	1.2
Goldman Sachs Group, Inc.	1.7	0.6
ConocoPhillips	1.6	2.0
	26.7
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	23.0
Energy	15.3	18.3
Consumer Discretionary	13.5	12.2
Information Technology	8.9	8.2
Health Care	8.7	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 97.2%		Stocks 98.5%
	Bonds 1.8%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.8%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.4%
Gentex Corp.	561,936	$ 6,518,458
Johnson Controls, Inc.	1,490,110	32,365,189
Magna International, Inc. Class A	129,600	5,498,891
The Goodyear Tire & Rubber Co. (a)	2,247,200	25,303,472
		69,686,010
Automobiles - 0.5%
Fiat SpA (a)	954,377	9,585,125
Ford Motor Co. (a)	676,891	4,108,728
Harley-Davidson, Inc. (e)	802,750	13,012,578
Winnebago Industries, Inc.	144,011	1,070,002
		27,776,433
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,966,986	33,891,169
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	112,000	14,792,960
Starbucks Corp. (a)	1,335,700	18,552,873
		33,345,833
Household Durables - 1.6%
Black & Decker Corp.	327,151	9,376,148
Centex Corp.	963,300	8,149,518
KB Home	178,100	2,436,408
Lennar Corp. Class A	340,500	3,299,445
Newell Rubbermaid, Inc.	1,699,520	17,692,003
Pulte Homes, Inc.	726,551	6,415,445
The Stanley Works	278,036	9,408,738
Whirlpool Corp.	549,334	23,379,655
		80,157,360
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	845,069	4,233,796
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,013,757	4,379,430
Media - 2.9%
Ascent Media Corp. (a)	45,847	1,218,613
Belo Corp. Series A	952,224	1,704,481
CC Media Holdings, Inc. Class A (a)	693,958	693,958
Comcast Corp. Class A	2,224,736	32,236,425
DreamWorks Animation SKG, Inc. Class A (a)	66,800	1,843,012
Informa PLC	1,802,640	6,494,693
Interpublic Group of Companies, Inc. (a)	1,137,000	5,741,850
Liberty Global, Inc. Class A (a)	503,612	8,002,395
Scripps Networks Interactive, Inc. Class A	192,886	5,368,017
The Walt Disney Co.	1,112,400	25,952,292
Time Warner, Inc.	1,567,983	39,497,492
Viacom, Inc. Class B (non-vtg.) (a)	445,400	10,110,580
Virgin Media, Inc.	906,431	8,475,130
		147,338,938

	Shares	Value
Multiline Retail - 1.9%
Kohl's Corp. (a)	1,043,953	$ 44,628,991
Macy's, Inc.	844,900	9,936,024
Target Corp.	993,700	39,221,339
Tuesday Morning Corp. (a)	445,123	1,500,065
		95,286,419
Specialty Retail - 2.8%
Home Depot, Inc.	2,343,600	55,379,268
Lowe's Companies, Inc.	1,022,078	19,838,534
OfficeMax, Inc.	513,300	3,223,524
RadioShack Corp.	368,100	5,138,676
Staples, Inc.	1,795,345	36,212,109
Tiffany & Co., Inc.	572,345	14,514,669
Williams-Sonoma, Inc.	477,400	5,666,738
		139,973,518
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	668,615	1,925,611
TOTAL CONSUMER DISCRETIONARY		637,994,517
CONSUMER STAPLES - 6.1%
Beverages - 1.3%
Carlsberg AS Series B	489,873	31,421,932
The Coca-Cola Co.	754,265	36,197,177
		67,619,109
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	606,005	19,313,379
Wal-Mart Stores, Inc.	628,463	30,442,748
Walgreen Co.	370,849	10,902,961
Winn-Dixie Stores, Inc. (a)	435,720	5,463,929
		66,123,017
Food Products - 1.0%
Marine Harvest ASA (a)(e)	16,379,000	11,000,479
Nestle SA (Reg.)	632,826	23,835,825
Tyson Foods, Inc. Class A	1,240,027	15,636,740
		50,473,044
Household Products - 1.2%
Kimberly-Clark Corp.	477,700	25,045,811
Procter & Gamble Co.	649,142	33,171,156
		58,216,967
Personal Products - 0.4%
Avon Products, Inc.	873,658	22,522,903
Tobacco - 0.9%
Philip Morris International, Inc.	1,006,905	43,921,196
TOTAL CONSUMER STAPLES		308,876,236
ENERGY - 15.3%
Energy Equipment & Services - 2.7%
BJ Services Co.	400,724	5,461,868
Halliburton Co.	799,295	16,545,407
Nabors Industries Ltd. (a)	947,513	14,762,253
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,330,468	$ 40,246,657
Pride International, Inc. (a)	410,300	10,282,118
Schlumberger Ltd. (NY Shares)	917,657	49,654,420
		136,952,723
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	183,500	8,329,065
Apache Corp.	380,380	27,444,417
Chevron Corp.	2,256,529	149,495,046
ConocoPhillips	1,969,810	82,850,209
CONSOL Energy, Inc.	226,690	7,698,392
Devon Energy Corp.	144,700	7,886,150
EOG Resources, Inc.	467,000	31,718,640
Exxon Mobil Corp.	2,440,330	170,603,470
Hess Corp.	90,700	4,875,125
Marathon Oil Corp.	606,800	18,282,884
Occidental Petroleum Corp.	693,009	45,606,922
Peabody Energy Corp.	222,361	6,706,408
Royal Dutch Shell PLC:
Class A sponsored ADR	1,009,300	50,656,767
Class B ADR	232,200	11,809,692
Williams Companies, Inc.	782,300	12,211,703
		636,174,890
TOTAL ENERGY		773,127,613
FINANCIALS - 24.3%
Capital Markets - 6.0%
Bank of New York Mellon Corp.	2,412,295	70,704,366
Credit Suisse Group sponsored ADR	676,600	30,940,918
Goldman Sachs Group, Inc.	580,394	85,573,291
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	601,500	3,609,000
Morgan Stanley	2,435,577	69,438,300
State Street Corp.	363,980	17,179,856
T. Rowe Price Group, Inc.	69,500	2,896,065
UBS AG:
(For. Reg.) (a)	657,300	8,071,717
(NY Shares) (a)	1,106,200	13,506,702
		301,920,215
Commercial Banks - 6.4%
Associated Banc-Corp.	1,137,055	14,213,188
Comerica, Inc.	506,000	10,701,900
Huntington Bancshares, Inc.	609,700	2,548,546
KeyCorp	3,193,400	16,733,416
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,542,625	21,751,718
PNC Financial Services Group, Inc.	1,322,730	51,335,151
Sterling Financial Corp., Washington (e)	732,527	2,131,654
SunTrust Banks, Inc.	418,400	6,882,680

	Shares	Value
U.S. Bancorp, Delaware	1,660,138	$ 29,749,673
Wells Fargo & Co.	6,914,709	167,750,840
		323,798,766
Consumer Finance - 1.1%
Capital One Financial Corp.	890,199	19,477,554
Discover Financial Services	2,519,369	25,873,920
Promise Co. Ltd.	332,700	4,258,256
SLM Corp. (a)	904,032	9,284,409
		58,894,139
Diversified Financial Services - 7.0%
Bank of America Corp.	11,432,479	150,908,723
CIT Group, Inc.	1,322,497	2,843,369
Citigroup, Inc. (e)	2,080,703	6,179,688
CME Group, Inc.	16,146	5,023,182
JPMorgan Chase & Co.	5,487,812	187,189,263
		352,144,225
Insurance - 2.6%
ACE Ltd.	674,496	29,832,958
Hartford Financial Services Group, Inc.	583,700	6,928,519
Lincoln National Corp.	337,500	5,808,375
MBIA, Inc. (a)	414,697	1,795,638
MetLife, Inc.	497,173	14,920,162
Montpelier Re Holdings Ltd.	1,088,000	14,459,520
PartnerRe Ltd.	332,524	21,597,434
The Travelers Companies, Inc.	720,596	29,573,260
XL Capital Ltd. Class A	560,002	6,417,623
		131,333,489
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	606,500	9,182,410
Developers Diversified Realty Corp.	439,967	2,147,039
HCP, Inc.	575,400	12,192,726
Senior Housing Properties Trust (SBI)	492,956	8,045,042
		31,567,217
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	19,721,904
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	876,220	9,366,792
Washington Mutual, Inc.	574,300	58,004
		9,424,796
TOTAL FINANCIALS		1,228,804,751
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	567,622	30,049,909
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	2,033,862	20,623,361
Covidien PLC	528,536	19,788,388
		40,411,749
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	715,901	$ 6,972,876
Fresenius Medical Care AG & Co. KGaA	166,400	7,443,422
		14,416,298
Pharmaceuticals - 6.6%
Abbott Laboratories	332,300	15,631,392
Bristol-Myers Squibb Co.	1,039,900	21,120,369
Johnson & Johnson	1,000,829	56,847,087
Merck & Co., Inc.	1,451,900	40,595,124
Pfizer, Inc.	5,488,400	82,326,000
Schering-Plough Corp.	1,387,136	34,844,856
Wyeth	1,900,900	86,281,851
		337,646,679
TOTAL HEALTH CARE		422,524,635
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	168,700	9,344,293
Honeywell International, Inc.	1,533,125	48,140,125
Spirit AeroSystems Holdings, Inc. Class A (a)	769,882	10,578,179
The Boeing Co.	511,684	21,746,570
United Technologies Corp.	799,040	41,518,118
		131,327,285
Building Products - 0.2%
Masco Corp.	1,269,200	12,158,936
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	367,602	9,440,019
Republic Services, Inc.	202,739	4,948,859
		14,388,878
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	135,100	4,194,855
Rockwell Automation, Inc.	101,300	3,253,756
		7,448,611
Industrial Conglomerates - 2.6%
General Electric Co.	4,344,277	50,914,926
Rheinmetall AG	292,133	12,641,558
Siemens AG sponsored ADR	532,200	36,822,918
Textron, Inc.	1,337,600	12,921,216
Tyco International Ltd.	601,736	15,633,101
		128,933,719
Machinery - 2.1%
Briggs & Stratton Corp.	1,046,088	13,954,814
Caterpillar, Inc.	101,800	3,363,472
Cummins, Inc.	417,900	14,714,259
Danaher Corp.	299,400	18,484,956
Eaton Corp.	384,500	17,152,545
Illinois Tool Works, Inc.	294,800	11,007,832
Ingersoll-Rand Co. Ltd. Class A	582,088	12,165,639

	Shares	Value
Kennametal, Inc.	438,691	$ 8,414,093
Vallourec SA (e)	41,500	5,037,089
		104,294,699
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	89,300	6,567,122
CSX Corp.	135,100	4,678,513
Union Pacific Corp.	266,500	13,873,990
		25,119,625
TOTAL INDUSTRIALS		423,671,753
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,201,080	41,028,131
Motorola, Inc.	2,139,412	14,184,302
		55,212,433
Computers & Peripherals - 1.5%
Dell, Inc. (a)	500,700	6,874,611
Hewlett-Packard Co.	1,224,965	47,344,897
International Business Machines Corp.	204,300	21,333,006
		75,552,514
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	833,400	17,701,416
Avnet, Inc. (a)	1,038,554	21,840,791
Tyco Electronics Ltd.	1,197,936	22,269,630
		61,811,837
IT Services - 0.1%
MoneyGram International, Inc. (a)	895,100	1,593,278
The Western Union Co.	294,281	4,826,208
		6,419,486
Office Electronics - 0.1%
Xerox Corp.	1,034,035	6,700,547
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	863,800	21,404,964
Applied Materials, Inc.	2,099,600	23,032,612
Atmel Corp. (a)	766,800	2,860,164
Intel Corp.	3,503,400	57,981,270
Micron Technology, Inc. (a)	1,507,800	7,629,468
National Semiconductor Corp.	1,714,847	21,521,330
Novellus Systems, Inc. (a)	721,139	12,043,021
Teradyne, Inc. (a)	1,659,200	11,382,112
Varian Semiconductor Equipment Associates, Inc. (a)	296,000	7,101,040
		164,955,981
Software - 1.3%
Microsoft Corp.	1,468,560	34,907,671
Oracle Corp.	843,108	18,059,373
Symantec Corp. (a)	619,233	9,635,265
		62,602,309
TOTAL INFORMATION TECHNOLOGY		433,255,107
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Chemicals - 0.9%
Celanese Corp. Class A	409,200	$ 9,718,500
Dow Chemical Co.	432,700	6,983,778
E.I. du Pont de Nemours & Co.	786,800	20,157,816
H.B. Fuller Co.	384,613	7,219,186
		44,079,280
Metals & Mining - 0.7%
Alcoa, Inc.	1,241,171	12,821,296
Commercial Metals Co.	473,355	7,587,881
Freeport-McMoRan Copper & Gold, Inc. Class B	84,300	4,224,273
Nucor Corp.	250,800	11,143,044
		35,776,494
TOTAL MATERIALS		79,855,774
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	7,071,669	175,660,258
Qwest Communications International, Inc.	7,838,900	32,531,435
Verizon Communications, Inc.	2,949,102	90,625,904
		298,817,597
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,678,878	17,695,403
Vodafone Group PLC sponsored ADR	879,087	17,133,406
		34,828,809
TOTAL TELECOMMUNICATION SERVICES		333,646,406
UTILITIES - 3.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	1,060,904	27,212,188
Entergy Corp.	383,159	29,702,486
Exelon Corp.	590,400	30,234,384
Southern Co.	50,700	1,579,812
		88,728,870
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	2,329,758	27,048,490
Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc.	1,266,300	41,319,369
Wisconsin Energy Corp.	634,600	25,834,566
		67,153,935
TOTAL UTILITIES		182,931,295
TOTAL COMMON STOCKS (Cost $5,680,381,342)		4,824,688,087
Convertible Preferred Stocks - 1.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	471,200	$ 1,333,496
FINANCIALS - 0.9%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	542,900	13,639,820
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	6,534,000
Wells Fargo & Co. 7.50%	2,990	2,347,060
		8,881,060
Diversified Financial Services - 0.3%
CIT Group, Inc. Series C, 8.75%	81,800	1,410,814
Citigroup, Inc. Series T, 6.50%	384,449	12,903,070
		14,313,884
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	469,454	4,469,202
Assured Guaranty Ltd. 8.50% (a)	67,700	3,689,650
		8,158,852
TOTAL FINANCIALS		44,993,616
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	93,000	21,090,540
MATERIALS - 0.5%
Chemicals - 0.1%
Celanese Corp. 4.25%	111,200	3,493,904
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	18,383,300
TOTAL MATERIALS		21,877,204
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,831,173)		89,294,856
Corporate Bonds - 1.8%
	Principal Amount
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,460,000	6,980,833
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,270,000	1,703,070
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,460,000	2,060,994
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Liberty Media Corp.:
3.5% 1/15/31	$ 257,246	$ 138,836
4% 11/15/29 (f)	4,750,000	1,425,000
3.5% 1/15/31 (f)	9,412,957	5,080,192
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	22,670,000	14,055,400
0% 2/28/21	3,490,000	2,163,800
Virgin Media, Inc. 6.5% 11/15/16 (f)	15,354,000	11,993,009
		34,856,237
TOTAL CONSUMER DISCRETIONARY		45,601,134
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	10,438,000	4,331,770
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (f)	8,490,000	2,759,250
4.5% 6/30/21	280,000	91,000
		2,850,250
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	1,920,000	1,926,336
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,350,000	1,530,459
TOTAL INDUSTRIALS		6,307,045
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	14,340,000	6,722,592
6% 5/1/15	4,780,000	2,240,864
Micron Technology, Inc.:
1.875% 6/1/14	2,570,000	1,507,331
4.25% 10/15/13	1,870,000	2,204,263
		12,675,050

	Principal Amount	Value
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	$ 3,240,000	$ 5,690,250
ArcelorMittal SA 5% 5/15/14	2,670,000	3,378,084
United States Steel Corp. 4% 5/15/14	4,470,000	5,850,113
		14,918,447
TOTAL CONVERTIBLE BONDS		83,833,446
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	7,386,850
TOTAL CORPORATE BONDS (Cost $115,958,467)		91,220,296
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	42,368,159	42,368,159
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	31,829,460	31,829,460
TOTAL MONEY MARKET FUNDS (Cost $74,197,619)		74,197,619
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,021,368,601)		5,079,400,858
NET OTHER ASSETS - (0.5)%		(24,305,997)
NET ASSETS - 100%		$ 5,055,094,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,976,213 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,563
Fidelity Securities Lending Cash Central Fund	1,563,689
Total	$ 1,638,252
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 639,328,013	$ 623,201,557	$ 16,126,456	$ -
Consumer Staples	308,876,236	308,876,236	-	-
Energy	773,127,613	773,127,613	-	-
Financials	1,273,798,367	1,234,083,296	39,715,071	-
Health Care	443,615,175	422,524,635	21,090,540	-
Industrials	423,671,753	423,671,753	-	-
Information Technology	433,255,107	433,255,107	-	-
Materials	101,732,978	79,855,774	21,877,204	-
Telecommunication Services	333,646,406	333,646,406	-	-
Utilities	182,931,295	182,931,295	-	-
Corporate Bonds	91,220,296	-	91,220,296	-
Money Market Funds	74,197,619	74,197,619	-	-
Total Investments in Securities	$ 5,079,400,858	$ 4,889,371,291	$ 190,029,567	$ -
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 11,592,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,200,960
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(14,792,960)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Switzerland	3.3%
United Kingdom	1.7%
Bermuda	1.4%
Germany	1.2%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.2%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $237,582,450 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,842,792) - See accompanying schedule: Unaffiliated issuers (cost $5,947,170,982)	$ 5,005,203,239
Fidelity Central Funds (cost $74,197,619)	74,197,619
Total Investments (cost $6,021,368,601)		$ 5,079,400,858
Cash		255,125
Receivable for investments sold		18,621,859
Receivable for fund shares sold		860,156
Dividends receivable		6,795,786
Interest receivable		722,709
Distributions receivable from Fidelity Central Funds		375,691
Prepaid expenses		32,190
Other receivables		198,228
Total assets		5,107,262,602

Liabilities
Payable for investments purchased	$ 12,226,081
Payable for fund shares redeemed	5,029,284
Accrued management fee	1,985,416
Distribution fees payable	315,180
Other affiliated payables	397,187
Other payables and accrued expenses	385,133
Collateral on securities loaned, at value	31,829,460
Total liabilities		52,167,741

Net Assets		$ 5,055,094,861
Net Assets consist of:
Paid in capital		$ 6,583,142,870
Undistributed net investment income		64,105,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(650,184,816)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(941,968,762)
Net Assets		$ 5,055,094,861

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,218,005,930 ÷ 233,302,594 shares)	$ 13.79

Service Class: Net Asset Value, offering price and redemption price per share ($377,726,495 ÷ 27,482,177 shares)	$ 13.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,334,877,360 ÷ 98,225,665 shares)	$ 13.59

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,735,718 ÷ 350,205 shares)	$ 13.52

Investor Class: Net Asset Value, offering price and redemption price per share ($119,749,358 ÷ 8,704,093 shares)	$ 13.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 78,684,418
Interest		3,388,742
Income from Fidelity Central Funds		1,638,252
Total income		83,711,412

Expenses
Management fee	$ 10,913,211
Transfer agent fees	2,075,983
Distribution fees	1,715,578
Accounting and security lending fees	600,525
Custodian fees and expenses	40,363
Independent trustees' compensation	18,967
Appreciation in deferred trustee compensation account	72
Audit	40,248
Legal	5,402
Interest	3,700
Miscellaneous	218,452
Total expenses before reductions	15,632,501
Expense reductions	(6,169)	15,626,332
Net investment income (loss)		68,085,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(353,043,252)
Foreign currency transactions	(91,438)
Total net realized gain (loss)		(353,134,690)
Change in net unrealized appreciation (depreciation) on: Investment securities	481,302,553
Assets and liabilities in foreign currencies	1,582
Total change in net unrealized appreciation (depreciation)		481,304,135
Net gain (loss)		128,169,445
Net increase (decrease) in net assets resulting from operations		$ 196,254,525

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,085,080	$ 188,293,003
Net realized gain (loss)	(353,134,690)	(284,674,239)
Change in net unrealized appreciation (depreciation)	481,304,135	(4,122,622,475)
Net increase (decrease) in net assets resulting from operations	196,254,525	(4,219,003,711)
Distributions to shareholders from net investment income	(6,586,996)	(186,575,269)
Distributions to shareholders from net realized gain	-	(8,976,342)
Total distributions	(6,586,996)	(195,551,611)
Share transactions - net increase (decrease)	(311,845,780)	(1,357,103,153)
Redemption fees	269	1,769
Total increase (decrease) in net assets	(122,177,982)	(5,771,656,706)

Net Assets
Beginning of period	5,177,272,843	10,948,929,549
End of period (including undistributed net investment income of $64,105,569 and undistributed net investment income of $2,607,485, respectively)	$ 5,055,094,861	$ 5,177,272,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18
Income from Investment Operations
Net investment income (loss) E	.18	.47	.47	.45	.42	.40
Net realized and unrealized gain (loss)	.45	(10.67)	(.05) H	4.37	1.00	2.24
Total from investment operations	.63	(10.20)	.42	4.82	1.42	2.64
Distributions from net investment income	(.02)	(.51)	(.50)	(.89)	(.41)	(.36)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.53)	(2.71)	(4.11)	(1.30)	(.45)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.79	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37
Total Return B, C, D	4.78%	(42.65)%	1.53%	20.19%	5.87%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	.59% A	.57%	.55%	.57%	.56%	.58%
Expenses net of fee waivers, if any	.59% A	.57%	.55%	.57%	.56%	.58%
Expenses net of all reductions	.59% A	.57%	.54%	.56%	.55%	.57%
Net investment income (loss)	2.98% A	2.37%	1.71%	1.76%	1.71%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,218,006	$ 3,322,799	$ 7,201,655	$ 8,315,159	$ 7,875,801	$ 8,689,829
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11
Income from Investment Operations
Net investment income (loss) E	.18	.44	.44	.43	.39	.38
Net realized and unrealized gain (loss)	.44	(10.62)	(.05) H	4.35	1.00	2.22
Total from investment operations	.62	(10.18)	.39	4.78	1.39	2.60
Distributions from net investment income	(.02)	(.48)	(.47)	(.84)	(.39)	(.34)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.50)	(2.68)	(4.06)	(1.28)	(.43)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28
Total Return B, C, D	4.72%	(42.70)%	1.42%	20.08%	5.76%	11.38%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.67%	.65%	.67%	.66%	.68%
Expenses net of fee waivers, if any	.69% A	.67%	.65%	.67%	.66%	.68%
Expenses net of all reductions	.69% A	.67%	.64%	.66%	.65%	.67%
Net investment income (loss)	2.88% A	2.27%	1.61%	1.66%	1.61%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,726	$ 405,082	$ 920,054	$ 1,118,333	$ 1,079,838	$ 1,170,778
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96
Income from Investment Operations
Net investment income (loss) E	.17	.41	.39	.38	.35	.34
Net realized and unrealized gain (loss)	.44	(10.50)	(.04) H	4.32	.98	2.21
Total from investment operations	.61	(10.09)	.35	4.70	1.33	2.55
Distributions from net investment income	(.02)	(.46)	(.44)	(.78)	(.36)	(.33)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.48)	(2.65)	(4.00)	(1.25)	(.42)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.59	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09
Total Return B, C, D	4.69%	(42.81)%	1.27%	19.93%	5.57%	11.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of all reductions	.84% A	.82%	.80%	.82%	.80%	.82%
Net investment income (loss)	2.73% A	2.12%	1.46%	1.51%	1.46%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,334,877	$ 1,321,569	$ 2,583,129	$ 2,373,059	$ 1,723,546	$ 1,420,999
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91
Income from Investment Operations
Net investment income (loss) E	.17	.41	.39	.38	.35	.34
Net realized and unrealized gain (loss)	.44	(10.45)	(.04) H	4.29	.99	2.20
Total from investment operations	.61	(10.04)	.35	4.67	1.34	2.54
Distributions from net investment income	(.02)	(.45)	(.43)	(.80)	(.38)	(.35)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.47)	(2.64)	(4.02)	(1.27)	(.44)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.52	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01
Total Return B, C, D	4.72%	(42.82)%	1.27%	19.89%	5.61%	11.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of all reductions	.84% A	.81%	.79%	.81%	.80%	.82%
Net investment income (loss)	2.73% A	2.12%	1.46%	1.51%	1.46%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736	$ 5,339	$ 13,558	$ 17,089	$ 9,651	$ 5,617
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.18	.44	.44	.42	.17
Net realized and unrealized gain (loss)	.45	(10.63)	(.05) H	4.36	.85
Total from investment operations	.63	(10.19)	.39	4.78	1.02
Distributions from net investment income	(.02)	(.49)	(.48)	(.89)	-
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	-
Total distributions	(.02)	(.51)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 13.76	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	4.79%	(42.71)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.66%	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.70% A	.66%	.66%	.69%	.74% A
Expenses net of all reductions	.70% A	.66%	.66%	.69%	.73% A
Net investment income (loss)	2.87% A	2.28%	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,749	$ 122,483	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	26% A	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 812,540,158
Unrealized depreciation	(1,782,938,160)
Net unrealized appreciation (depreciation)	$ (970,398,002)
Cost for federal income tax purposes	$ 6,049,798,860

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $605,164,798 and $884,167,993, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 178,119
Service Class 2	1,531,820
Service Class 2R	5,639
$ 1,715,578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,285,942
Service Class	153,021
Service Class 2	526,187
Service Class 2R	1,920
Investor Class	108,913
$ 2,075,983

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,332,324.43%		$ 3,700

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,104 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,563,689.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,169 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 4,193,590	$ 123,156,013
Service Class	508,338	14,421,360
Service Class 2	1,722,825	44,390,804
Service Class 2R	6,680	178,863
Investor Class	155,563	4,428,229
Total	$ 6,586,996	$ 186,575,269
From net realized gain
Initial Class	$ -	$ 5,874,187
Service Class	-	748,441
Service Class 2	-	2,153,837
Service Class 2R	-	10,338
Investor Class	-	189,539
Total	$ -	$ 8,976,342

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	5,733,572	7,761,257	$ 71,432,365	$ 147,326,576
Reinvestment of distributions	360,274	9,853,413	4,193,590	129,030,200
Shares redeemed	(24,959,443)	(66,674,318)	(300,587,458)	(1,304,182,592)
Net increase (decrease)	(18,865,597)	(49,059,648)	$ (224,961,503)	$ (1,027,825,816)
Service Class
Shares sold	940,973	1,403,882	$ 11,786,691	$ 26,376,852
Reinvestment of distributions	43,822	1,160,264	508,338	15,169,801
Shares redeemed	(4,338,089)	(10,352,999)	(52,042,407)	(200,182,896)
Net increase (decrease)	(3,353,294)	(7,788,853)	$ (39,747,378)	$ (158,636,243)
Service Class 2
Shares sold	6,668,545	12,836,633	$ 80,423,381	$ 239,743,721
Reinvestment of distributions	150,203	3,603,934	1,722,825	46,544,641
Shares redeemed	(10,258,793)	(24,390,530)	(121,683,243)	(445,540,000)
Net increase (decrease)	(3,440,045)	(7,949,963)	$ (39,537,037)	$ (159,251,638)
Service Class 2R
Shares sold	35,848	75,542	$ 464,584	$ 1,570,935
Reinvestment of distributions	585	14,668	6,680	189,201
Shares redeemed	(98,996)	(255,760)	(1,157,670)	(5,069,469)
Net increase (decrease)	(62,563)	(165,550)	$ (686,406)	$ (3,309,333)
Investor Class
Shares sold	576,511	1,599,925	$ 7,169,873	$ 30,095,055
Reinvestment of distributions	13,399	354,134	155,563	4,617,768
Shares redeemed	(1,199,811)	(2,304,633)	(14,238,892)	(42,792,946)
Net increase (decrease)	(609,901)	(350,574)	$ (6,913,456)	$ (8,080,123)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund, and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0809
1.705693.111

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.59%
Actual		$ 1,000.00	$ 1,047.80	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 2.96
Service Class	.69%
Actual		$ 1,000.00	$ 1,047.20	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class 2.84%
Actual		$ 1,000.00	$ 1,046.90	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2R	.84%
Actual		$ 1,000.00	$ 1,047.20	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class	.70%
Actual		$ 1,000.00	$ 1,047.90	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.4
AT&T, Inc.	3.5	4.1
Exxon Mobil Corp.	3.4	4.9
Wells Fargo & Co.	3.3	3.2
Bank of America Corp.	3.0	2.5
Chevron Corp.	3.0	3.5
Verizon Communications, Inc.	1.8	2.1
Wyeth	1.7	1.2
Goldman Sachs Group, Inc.	1.7	0.6
ConocoPhillips	1.6	2.0
	26.7
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	23.0
Energy	15.3	18.3
Consumer Discretionary	13.5	12.2
Information Technology	8.9	8.2
Health Care	8.7	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 97.2%		Stocks 98.5%
	Bonds 1.8%		Bonds 1.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.8%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.4%
Gentex Corp.	561,936	$ 6,518,458
Johnson Controls, Inc.	1,490,110	32,365,189
Magna International, Inc. Class A	129,600	5,498,891
The Goodyear Tire & Rubber Co. (a)	2,247,200	25,303,472
		69,686,010
Automobiles - 0.5%
Fiat SpA (a)	954,377	9,585,125
Ford Motor Co. (a)	676,891	4,108,728
Harley-Davidson, Inc. (e)	802,750	13,012,578
Winnebago Industries, Inc.	144,011	1,070,002
		27,776,433
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,966,986	33,891,169
Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp. unit	112,000	14,792,960
Starbucks Corp. (a)	1,335,700	18,552,873
		33,345,833
Household Durables - 1.6%
Black & Decker Corp.	327,151	9,376,148
Centex Corp.	963,300	8,149,518
KB Home	178,100	2,436,408
Lennar Corp. Class A	340,500	3,299,445
Newell Rubbermaid, Inc.	1,699,520	17,692,003
Pulte Homes, Inc.	726,551	6,415,445
The Stanley Works	278,036	9,408,738
Whirlpool Corp.	549,334	23,379,655
		80,157,360
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	845,069	4,233,796
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,013,757	4,379,430
Media - 2.9%
Ascent Media Corp. (a)	45,847	1,218,613
Belo Corp. Series A	952,224	1,704,481
CC Media Holdings, Inc. Class A (a)	693,958	693,958
Comcast Corp. Class A	2,224,736	32,236,425
DreamWorks Animation SKG, Inc. Class A (a)	66,800	1,843,012
Informa PLC	1,802,640	6,494,693
Interpublic Group of Companies, Inc. (a)	1,137,000	5,741,850
Liberty Global, Inc. Class A (a)	503,612	8,002,395
Scripps Networks Interactive, Inc. Class A	192,886	5,368,017
The Walt Disney Co.	1,112,400	25,952,292
Time Warner, Inc.	1,567,983	39,497,492
Viacom, Inc. Class B (non-vtg.) (a)	445,400	10,110,580
Virgin Media, Inc.	906,431	8,475,130
		147,338,938

	Shares	Value
Multiline Retail - 1.9%
Kohl's Corp. (a)	1,043,953	$ 44,628,991
Macy's, Inc.	844,900	9,936,024
Target Corp.	993,700	39,221,339
Tuesday Morning Corp. (a)	445,123	1,500,065
		95,286,419
Specialty Retail - 2.8%
Home Depot, Inc.	2,343,600	55,379,268
Lowe's Companies, Inc.	1,022,078	19,838,534
OfficeMax, Inc.	513,300	3,223,524
RadioShack Corp.	368,100	5,138,676
Staples, Inc.	1,795,345	36,212,109
Tiffany & Co., Inc.	572,345	14,514,669
Williams-Sonoma, Inc.	477,400	5,666,738
		139,973,518
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	668,615	1,925,611
TOTAL CONSUMER DISCRETIONARY		637,994,517
CONSUMER STAPLES - 6.1%
Beverages - 1.3%
Carlsberg AS Series B	489,873	31,421,932
The Coca-Cola Co.	754,265	36,197,177
		67,619,109
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	606,005	19,313,379
Wal-Mart Stores, Inc.	628,463	30,442,748
Walgreen Co.	370,849	10,902,961
Winn-Dixie Stores, Inc. (a)	435,720	5,463,929
		66,123,017
Food Products - 1.0%
Marine Harvest ASA (a)(e)	16,379,000	11,000,479
Nestle SA (Reg.)	632,826	23,835,825
Tyson Foods, Inc. Class A	1,240,027	15,636,740
		50,473,044
Household Products - 1.2%
Kimberly-Clark Corp.	477,700	25,045,811
Procter & Gamble Co.	649,142	33,171,156
		58,216,967
Personal Products - 0.4%
Avon Products, Inc.	873,658	22,522,903
Tobacco - 0.9%
Philip Morris International, Inc.	1,006,905	43,921,196
TOTAL CONSUMER STAPLES		308,876,236
ENERGY - 15.3%
Energy Equipment & Services - 2.7%
BJ Services Co.	400,724	5,461,868
Halliburton Co.	799,295	16,545,407
Nabors Industries Ltd. (a)	947,513	14,762,253
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,330,468	$ 40,246,657
Pride International, Inc. (a)	410,300	10,282,118
Schlumberger Ltd. (NY Shares)	917,657	49,654,420
		136,952,723
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	183,500	8,329,065
Apache Corp.	380,380	27,444,417
Chevron Corp.	2,256,529	149,495,046
ConocoPhillips	1,969,810	82,850,209
CONSOL Energy, Inc.	226,690	7,698,392
Devon Energy Corp.	144,700	7,886,150
EOG Resources, Inc.	467,000	31,718,640
Exxon Mobil Corp.	2,440,330	170,603,470
Hess Corp.	90,700	4,875,125
Marathon Oil Corp.	606,800	18,282,884
Occidental Petroleum Corp.	693,009	45,606,922
Peabody Energy Corp.	222,361	6,706,408
Royal Dutch Shell PLC:
Class A sponsored ADR	1,009,300	50,656,767
Class B ADR	232,200	11,809,692
Williams Companies, Inc.	782,300	12,211,703
		636,174,890
TOTAL ENERGY		773,127,613
FINANCIALS - 24.3%
Capital Markets - 6.0%
Bank of New York Mellon Corp.	2,412,295	70,704,366
Credit Suisse Group sponsored ADR	676,600	30,940,918
Goldman Sachs Group, Inc.	580,394	85,573,291
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	601,500	3,609,000
Morgan Stanley	2,435,577	69,438,300
State Street Corp.	363,980	17,179,856
T. Rowe Price Group, Inc.	69,500	2,896,065
UBS AG:
(For. Reg.) (a)	657,300	8,071,717
(NY Shares) (a)	1,106,200	13,506,702
		301,920,215
Commercial Banks - 6.4%
Associated Banc-Corp.	1,137,055	14,213,188
Comerica, Inc.	506,000	10,701,900
Huntington Bancshares, Inc.	609,700	2,548,546
KeyCorp	3,193,400	16,733,416
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,542,625	21,751,718
PNC Financial Services Group, Inc.	1,322,730	51,335,151
Sterling Financial Corp., Washington (e)	732,527	2,131,654
SunTrust Banks, Inc.	418,400	6,882,680

	Shares	Value
U.S. Bancorp, Delaware	1,660,138	$ 29,749,673
Wells Fargo & Co.	6,914,709	167,750,840
		323,798,766
Consumer Finance - 1.1%
Capital One Financial Corp.	890,199	19,477,554
Discover Financial Services	2,519,369	25,873,920
Promise Co. Ltd.	332,700	4,258,256
SLM Corp. (a)	904,032	9,284,409
		58,894,139
Diversified Financial Services - 7.0%
Bank of America Corp.	11,432,479	150,908,723
CIT Group, Inc.	1,322,497	2,843,369
Citigroup, Inc. (e)	2,080,703	6,179,688
CME Group, Inc.	16,146	5,023,182
JPMorgan Chase & Co.	5,487,812	187,189,263
		352,144,225
Insurance - 2.6%
ACE Ltd.	674,496	29,832,958
Hartford Financial Services Group, Inc.	583,700	6,928,519
Lincoln National Corp.	337,500	5,808,375
MBIA, Inc. (a)	414,697	1,795,638
MetLife, Inc.	497,173	14,920,162
Montpelier Re Holdings Ltd.	1,088,000	14,459,520
PartnerRe Ltd.	332,524	21,597,434
The Travelers Companies, Inc.	720,596	29,573,260
XL Capital Ltd. Class A	560,002	6,417,623
		131,333,489
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	606,500	9,182,410
Developers Diversified Realty Corp.	439,967	2,147,039
HCP, Inc.	575,400	12,192,726
Senior Housing Properties Trust (SBI)	492,956	8,045,042
		31,567,217
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	19,721,904
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (e)	876,220	9,366,792
Washington Mutual, Inc.	574,300	58,004
		9,424,796
TOTAL FINANCIALS		1,228,804,751
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	567,622	30,049,909
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	2,033,862	20,623,361
Covidien PLC	528,536	19,788,388
		40,411,749
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	715,901	$ 6,972,876
Fresenius Medical Care AG & Co. KGaA	166,400	7,443,422
		14,416,298
Pharmaceuticals - 6.6%
Abbott Laboratories	332,300	15,631,392
Bristol-Myers Squibb Co.	1,039,900	21,120,369
Johnson & Johnson	1,000,829	56,847,087
Merck & Co., Inc.	1,451,900	40,595,124
Pfizer, Inc.	5,488,400	82,326,000
Schering-Plough Corp.	1,387,136	34,844,856
Wyeth	1,900,900	86,281,851
		337,646,679
TOTAL HEALTH CARE		422,524,635
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	168,700	9,344,293
Honeywell International, Inc.	1,533,125	48,140,125
Spirit AeroSystems Holdings, Inc. Class A (a)	769,882	10,578,179
The Boeing Co.	511,684	21,746,570
United Technologies Corp.	799,040	41,518,118
		131,327,285
Building Products - 0.2%
Masco Corp.	1,269,200	12,158,936
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	367,602	9,440,019
Republic Services, Inc.	202,739	4,948,859
		14,388,878
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	135,100	4,194,855
Rockwell Automation, Inc.	101,300	3,253,756
		7,448,611
Industrial Conglomerates - 2.6%
General Electric Co.	4,344,277	50,914,926
Rheinmetall AG	292,133	12,641,558
Siemens AG sponsored ADR	532,200	36,822,918
Textron, Inc.	1,337,600	12,921,216
Tyco International Ltd.	601,736	15,633,101
		128,933,719
Machinery - 2.1%
Briggs & Stratton Corp.	1,046,088	13,954,814
Caterpillar, Inc.	101,800	3,363,472
Cummins, Inc.	417,900	14,714,259
Danaher Corp.	299,400	18,484,956
Eaton Corp.	384,500	17,152,545
Illinois Tool Works, Inc.	294,800	11,007,832
Ingersoll-Rand Co. Ltd. Class A	582,088	12,165,639

	Shares	Value
Kennametal, Inc.	438,691	$ 8,414,093
Vallourec SA (e)	41,500	5,037,089
		104,294,699
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	89,300	6,567,122
CSX Corp.	135,100	4,678,513
Union Pacific Corp.	266,500	13,873,990
		25,119,625
TOTAL INDUSTRIALS		423,671,753
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,201,080	41,028,131
Motorola, Inc.	2,139,412	14,184,302
		55,212,433
Computers & Peripherals - 1.5%
Dell, Inc. (a)	500,700	6,874,611
Hewlett-Packard Co.	1,224,965	47,344,897
International Business Machines Corp.	204,300	21,333,006
		75,552,514
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	833,400	17,701,416
Avnet, Inc. (a)	1,038,554	21,840,791
Tyco Electronics Ltd.	1,197,936	22,269,630
		61,811,837
IT Services - 0.1%
MoneyGram International, Inc. (a)	895,100	1,593,278
The Western Union Co.	294,281	4,826,208
		6,419,486
Office Electronics - 0.1%
Xerox Corp.	1,034,035	6,700,547
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	863,800	21,404,964
Applied Materials, Inc.	2,099,600	23,032,612
Atmel Corp. (a)	766,800	2,860,164
Intel Corp.	3,503,400	57,981,270
Micron Technology, Inc. (a)	1,507,800	7,629,468
National Semiconductor Corp.	1,714,847	21,521,330
Novellus Systems, Inc. (a)	721,139	12,043,021
Teradyne, Inc. (a)	1,659,200	11,382,112
Varian Semiconductor Equipment Associates, Inc. (a)	296,000	7,101,040
		164,955,981
Software - 1.3%
Microsoft Corp.	1,468,560	34,907,671
Oracle Corp.	843,108	18,059,373
Symantec Corp. (a)	619,233	9,635,265
		62,602,309
TOTAL INFORMATION TECHNOLOGY		433,255,107
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Chemicals - 0.9%
Celanese Corp. Class A	409,200	$ 9,718,500
Dow Chemical Co.	432,700	6,983,778
E.I. du Pont de Nemours & Co.	786,800	20,157,816
H.B. Fuller Co.	384,613	7,219,186
		44,079,280
Metals & Mining - 0.7%
Alcoa, Inc.	1,241,171	12,821,296
Commercial Metals Co.	473,355	7,587,881
Freeport-McMoRan Copper & Gold, Inc. Class B	84,300	4,224,273
Nucor Corp.	250,800	11,143,044
		35,776,494
TOTAL MATERIALS		79,855,774
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 5.9%
AT&T, Inc.	7,071,669	175,660,258
Qwest Communications International, Inc.	7,838,900	32,531,435
Verizon Communications, Inc.	2,949,102	90,625,904
		298,817,597
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,678,878	17,695,403
Vodafone Group PLC sponsored ADR	879,087	17,133,406
		34,828,809
TOTAL TELECOMMUNICATION SERVICES		333,646,406
UTILITIES - 3.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	1,060,904	27,212,188
Entergy Corp.	383,159	29,702,486
Exelon Corp.	590,400	30,234,384
Southern Co.	50,700	1,579,812
		88,728,870
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	2,329,758	27,048,490
Multi-Utilities - 1.3%
Public Service Enterprise Group, Inc.	1,266,300	41,319,369
Wisconsin Energy Corp.	634,600	25,834,566
		67,153,935
TOTAL UTILITIES		182,931,295
TOTAL COMMON STOCKS (Cost $5,680,381,342)		4,824,688,087
Convertible Preferred Stocks - 1.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	471,200	$ 1,333,496
FINANCIALS - 0.9%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	542,900	13,639,820
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	6,534,000
Wells Fargo & Co. 7.50%	2,990	2,347,060
		8,881,060
Diversified Financial Services - 0.3%
CIT Group, Inc. Series C, 8.75%	81,800	1,410,814
Citigroup, Inc. Series T, 6.50%	384,449	12,903,070
		14,313,884
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	469,454	4,469,202
Assured Guaranty Ltd. 8.50% (a)	67,700	3,689,650
		8,158,852
TOTAL FINANCIALS		44,993,616
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	93,000	21,090,540
MATERIALS - 0.5%
Chemicals - 0.1%
Celanese Corp. 4.25%	111,200	3,493,904
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	18,383,300
TOTAL MATERIALS		21,877,204
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,831,173)		89,294,856
Corporate Bonds - 1.8%
	Principal Amount
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,460,000	6,980,833
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,270,000	1,703,070
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,460,000	2,060,994
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.7%
Liberty Media Corp.:
3.5% 1/15/31	$ 257,246	$ 138,836
4% 11/15/29 (f)	4,750,000	1,425,000
3.5% 1/15/31 (f)	9,412,957	5,080,192
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	22,670,000	14,055,400
0% 2/28/21	3,490,000	2,163,800
Virgin Media, Inc. 6.5% 11/15/16 (f)	15,354,000	11,993,009
		34,856,237
TOTAL CONSUMER DISCRETIONARY		45,601,134
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	10,438,000	4,331,770
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (f)	8,490,000	2,759,250
4.5% 6/30/21	280,000	91,000
		2,850,250
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	1,920,000	1,926,336
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,350,000	1,530,459
TOTAL INDUSTRIALS		6,307,045
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	14,340,000	6,722,592
6% 5/1/15	4,780,000	2,240,864
Micron Technology, Inc.:
1.875% 6/1/14	2,570,000	1,507,331
4.25% 10/15/13	1,870,000	2,204,263
		12,675,050

	Principal Amount	Value
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	$ 3,240,000	$ 5,690,250
ArcelorMittal SA 5% 5/15/14	2,670,000	3,378,084
United States Steel Corp. 4% 5/15/14	4,470,000	5,850,113
		14,918,447
TOTAL CONVERTIBLE BONDS		83,833,446
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	7,386,850
TOTAL CORPORATE BONDS (Cost $115,958,467)		91,220,296
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	42,368,159	42,368,159
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	31,829,460	31,829,460
TOTAL MONEY MARKET FUNDS (Cost $74,197,619)		74,197,619
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,021,368,601)		5,079,400,858
NET OTHER ASSETS - (0.5)%		(24,305,997)
NET ASSETS - 100%		$ 5,055,094,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,976,213 or 1.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,563
Fidelity Securities Lending Cash Central Fund	1,563,689
Total	$ 1,638,252
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 639,328,013	$ 623,201,557	$ 16,126,456	$ -
Consumer Staples	308,876,236	308,876,236	-	-
Energy	773,127,613	773,127,613	-	-
Financials	1,273,798,367	1,234,083,296	39,715,071	-
Health Care	443,615,175	422,524,635	21,090,540	-
Industrials	423,671,753	423,671,753	-	-
Information Technology	433,255,107	433,255,107	-	-
Materials	101,732,978	79,855,774	21,877,204	-
Telecommunication Services	333,646,406	333,646,406	-	-
Utilities	182,931,295	182,931,295	-	-
Corporate Bonds	91,220,296	-	91,220,296	-
Money Market Funds	74,197,619	74,197,619	-	-
Total Investments in Securities	$ 5,079,400,858	$ 4,889,371,291	$ 190,029,567	$ -
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 11,592,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,200,960
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(14,792,960)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.2%
Switzerland	3.3%
United Kingdom	1.7%
Bermuda	1.4%
Germany	1.2%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.2%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $237,582,450 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,842,792) - See accompanying schedule: Unaffiliated issuers (cost $5,947,170,982)	$ 5,005,203,239
Fidelity Central Funds (cost $74,197,619)	74,197,619
Total Investments (cost $6,021,368,601)		$ 5,079,400,858
Cash		255,125
Receivable for investments sold		18,621,859
Receivable for fund shares sold		860,156
Dividends receivable		6,795,786
Interest receivable		722,709
Distributions receivable from Fidelity Central Funds		375,691
Prepaid expenses		32,190
Other receivables		198,228
Total assets		5,107,262,602

Liabilities
Payable for investments purchased	$ 12,226,081
Payable for fund shares redeemed	5,029,284
Accrued management fee	1,985,416
Distribution fees payable	315,180
Other affiliated payables	397,187
Other payables and accrued expenses	385,133
Collateral on securities loaned, at value	31,829,460
Total liabilities		52,167,741

Net Assets		$ 5,055,094,861
Net Assets consist of:
Paid in capital		$ 6,583,142,870
Undistributed net investment income		64,105,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(650,184,816)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(941,968,762)
Net Assets		$ 5,055,094,861

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,218,005,930 ÷ 233,302,594 shares)	$ 13.79

Service Class: Net Asset Value, offering price and redemption price per share ($377,726,495 ÷ 27,482,177 shares)	$ 13.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,334,877,360 ÷ 98,225,665 shares)	$ 13.59

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,735,718 ÷ 350,205 shares)	$ 13.52

Investor Class: Net Asset Value, offering price and redemption price per share ($119,749,358 ÷ 8,704,093 shares)	$ 13.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 78,684,418
Interest		3,388,742
Income from Fidelity Central Funds		1,638,252
Total income		83,711,412

Expenses
Management fee	$ 10,913,211
Transfer agent fees	2,075,983
Distribution fees	1,715,578
Accounting and security lending fees	600,525
Custodian fees and expenses	40,363
Independent trustees' compensation	18,967
Appreciation in deferred trustee compensation account	72
Audit	40,248
Legal	5,402
Interest	3,700
Miscellaneous	218,452
Total expenses before reductions	15,632,501
Expense reductions	(6,169)	15,626,332
Net investment income (loss)		68,085,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(353,043,252)
Foreign currency transactions	(91,438)
Total net realized gain (loss)		(353,134,690)
Change in net unrealized appreciation (depreciation) on: Investment securities	481,302,553
Assets and liabilities in foreign currencies	1,582
Total change in net unrealized appreciation (depreciation)		481,304,135
Net gain (loss)		128,169,445
Net increase (decrease) in net assets resulting from operations		$ 196,254,525

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,085,080	$ 188,293,003
Net realized gain (loss)	(353,134,690)	(284,674,239)
Change in net unrealized appreciation (depreciation)	481,304,135	(4,122,622,475)
Net increase (decrease) in net assets resulting from operations	196,254,525	(4,219,003,711)
Distributions to shareholders from net investment income	(6,586,996)	(186,575,269)
Distributions to shareholders from net realized gain	-	(8,976,342)
Total distributions	(6,586,996)	(195,551,611)
Share transactions - net increase (decrease)	(311,845,780)	(1,357,103,153)
Redemption fees	269	1,769
Total increase (decrease) in net assets	(122,177,982)	(5,771,656,706)

Net Assets
Beginning of period	5,177,272,843	10,948,929,549
End of period (including undistributed net investment income of $64,105,569 and undistributed net investment income of $2,607,485, respectively)	$ 5,055,094,861	$ 5,177,272,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18
Income from Investment Operations
Net investment income (loss) E	.18	.47	.47	.45	.42	.40
Net realized and unrealized gain (loss)	.45	(10.67)	(.05) H	4.37	1.00	2.24
Total from investment operations	.63	(10.20)	.42	4.82	1.42	2.64
Distributions from net investment income	(.02)	(.51)	(.50)	(.89)	(.41)	(.36)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.53)	(2.71)	(4.11)	(1.30)	(.45)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.79	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37
Total Return B, C, D	4.78%	(42.65)%	1.53%	20.19%	5.87%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	.59% A	.57%	.55%	.57%	.56%	.58%
Expenses net of fee waivers, if any	.59% A	.57%	.55%	.57%	.56%	.58%
Expenses net of all reductions	.59% A	.57%	.54%	.56%	.55%	.57%
Net investment income (loss)	2.98% A	2.37%	1.71%	1.76%	1.71%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,218,006	$ 3,322,799	$ 7,201,655	$ 8,315,159	$ 7,875,801	$ 8,689,829
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28	$ 23.11
Income from Investment Operations
Net investment income (loss) E	.18	.44	.44	.43	.39	.38
Net realized and unrealized gain (loss)	.44	(10.62)	(.05) H	4.35	1.00	2.22
Total from investment operations	.62	(10.18)	.39	4.78	1.39	2.60
Distributions from net investment income	(.02)	(.48)	(.47)	(.84)	(.39)	(.34)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.50)	(2.68)	(4.06)	(1.28)	(.43)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28
Total Return B, C, D	4.72%	(42.70)%	1.42%	20.08%	5.76%	11.38%
Ratios to Average Net Assets F, I
Expenses before reductions	.69% A	.67%	.65%	.67%	.66%	.68%
Expenses net of fee waivers, if any	.69% A	.67%	.65%	.67%	.66%	.68%
Expenses net of all reductions	.69% A	.67%	.64%	.66%	.65%	.67%
Net investment income (loss)	2.88% A	2.27%	1.61%	1.66%	1.61%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 377,726	$ 405,082	$ 920,054	$ 1,118,333	$ 1,079,838	$ 1,170,778
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09	$ 22.96
Income from Investment Operations
Net investment income (loss) E	.17	.41	.39	.38	.35	.34
Net realized and unrealized gain (loss)	.44	(10.50)	(.04) H	4.32	.98	2.21
Total from investment operations	.61	(10.09)	.35	4.70	1.33	2.55
Distributions from net investment income	(.02)	(.46)	(.44)	(.78)	(.36)	(.33)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.48)	(2.65)	(4.00)	(1.25)	(.42)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.59	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09
Total Return B, C, D	4.69%	(42.81)%	1.27%	19.93%	5.57%	11.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of all reductions	.84% A	.82%	.80%	.82%	.80%	.82%
Net investment income (loss)	2.73% A	2.12%	1.46%	1.51%	1.46%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,334,877	$ 1,321,569	$ 2,583,129	$ 2,373,059	$ 1,723,546	$ 1,420,999
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01	$ 22.91
Income from Investment Operations
Net investment income (loss) E	.17	.41	.39	.38	.35	.34
Net realized and unrealized gain (loss)	.44	(10.45)	(.04) H	4.29	.99	2.20
Total from investment operations	.61	(10.04)	.35	4.67	1.34	2.54
Distributions from net investment income	(.02)	(.45)	(.43)	(.80)	(.38)	(.35)
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.02)	(.47)	(2.64)	(4.02)	(1.27)	(.44)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.52	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01
Total Return B, C, D	4.72%	(42.82)%	1.27%	19.89%	5.61%	11.22%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of fee waivers, if any	.84% A	.82%	.80%	.82%	.81%	.83%
Expenses net of all reductions	.84% A	.81%	.79%	.81%	.80%	.82%
Net investment income (loss)	2.73% A	2.12%	1.46%	1.51%	1.46%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,736	$ 5,339	$ 13,558	$ 17,089	$ 9,651	$ 5,617
Portfolio turnover rate G	26% A	34%	20%	22%	19%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.15	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.18	.44	.44	.42	.17
Net realized and unrealized gain (loss)	.45	(10.63)	(.05) H	4.36	.85
Total from investment operations	.63	(10.19)	.39	4.78	1.02
Distributions from net investment income	(.02)	(.49)	(.48)	(.89)	-
Distributions from net realized gain	-	(.02)	(2.21)	(3.22)	-
Total distributions	(.02)	(.51)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-
Net asset value, end of period	$ 13.76	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	4.79%	(42.71)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.66%	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.70% A	.66%	.66%	.69%	.74% A
Expenses net of all reductions	.70% A	.66%	.66%	.69%	.73% A
Net investment income (loss)	2.87% A	2.28%	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,749	$ 122,483	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	26% A	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 812,540,158
Unrealized depreciation	(1,782,938,160)
Net unrealized appreciation (depreciation)	$ (970,398,002)
Cost for federal income tax purposes	$ 6,049,798,860

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $605,164,798 and $884,167,993, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 178,119
Service Class 2	1,531,820
Service Class 2R	5,639
$ 1,715,578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,285,942
Service Class	153,021
Service Class 2	526,187
Service Class 2R	1,920
Investor Class	108,913
$ 2,075,983

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,332,324.43%		$ 3,700

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,104 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,563,689.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,169 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 4,193,590	$ 123,156,013
Service Class	508,338	14,421,360
Service Class 2	1,722,825	44,390,804
Service Class 2R	6,680	178,863
Investor Class	155,563	4,428,229
Total	$ 6,586,996	$ 186,575,269
From net realized gain
Initial Class	$ -	$ 5,874,187
Service Class	-	748,441
Service Class 2	-	2,153,837
Service Class 2R	-	10,338
Investor Class	-	189,539
Total	$ -	$ 8,976,342

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	5,733,572	7,761,257	$ 71,432,365	$ 147,326,576
Reinvestment of distributions	360,274	9,853,413	4,193,590	129,030,200
Shares redeemed	(24,959,443)	(66,674,318)	(300,587,458)	(1,304,182,592)
Net increase (decrease)	(18,865,597)	(49,059,648)	$ (224,961,503)	$ (1,027,825,816)
Service Class
Shares sold	940,973	1,403,882	$ 11,786,691	$ 26,376,852
Reinvestment of distributions	43,822	1,160,264	508,338	15,169,801
Shares redeemed	(4,338,089)	(10,352,999)	(52,042,407)	(200,182,896)
Net increase (decrease)	(3,353,294)	(7,788,853)	$ (39,747,378)	$ (158,636,243)
Service Class 2
Shares sold	6,668,545	12,836,633	$ 80,423,381	$ 239,743,721
Reinvestment of distributions	150,203	3,603,934	1,722,825	46,544,641
Shares redeemed	(10,258,793)	(24,390,530)	(121,683,243)	(445,540,000)
Net increase (decrease)	(3,440,045)	(7,949,963)	$ (39,537,037)	$ (159,251,638)
Service Class 2R
Shares sold	35,848	75,542	$ 464,584	$ 1,570,935
Reinvestment of distributions	585	14,668	6,680	189,201
Shares redeemed	(98,996)	(255,760)	(1,157,670)	(5,069,469)
Net increase (decrease)	(62,563)	(165,550)	$ (686,406)	$ (3,309,333)
Investor Class
Shares sold	576,511	1,599,925	$ 7,169,873	$ 30,095,055
Reinvestment of distributions	13,399	354,134	155,563	4,617,768
Shares redeemed	(1,199,811)	(2,304,633)	(14,238,892)	(42,792,946)
Net increase (decrease)	(609,901)	(350,574)	$ (6,913,456)	$ (8,080,123)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund, and two otherwise unaffiliated shareholders were the owners of record of 31% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0809
1.833447.103

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.70%
Actual		$ 1,000.00	$ 1,044.50	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,044.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,043.20	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,043.30	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.81%
Actual		$ 1,000.00	$ 1,043.80	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.4	2.8
QUALCOMM, Inc.	3.9	3.8
JPMorgan Chase & Co.	3.6	2.1
Google, Inc. Class A (sub. vtg.)	3.2	2.1
Wells Fargo & Co.	2.8	6.6
Medco Health Solutions, Inc.	2.5	4.9
Lowe's Companies, Inc.	2.1	0.2
Target Corp.	2.0	0.0
Apple, Inc.	2.0	0.8
Broadcom Corp. Class A	1.9	0.0
	28.4
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	24.5
Consumer Discretionary	14.8	4.7
Financials	13.0	22.9
Health Care	12.5	20.2
Industrials	10.4	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 98.6%		Stocks 91.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	11.5%	** Foreign investments	12.9%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Autoliv, Inc.	131,800	$ 3,791,886
BorgWarner, Inc.	163,100	5,569,865
Johnson Controls, Inc.	161,700	3,512,124
		12,873,875
Automobiles - 0.4%
Harley-Davidson, Inc. (d)	854,900	13,857,929
Diversified Consumer Services - 1.2%
Strayer Education, Inc. (d)	180,520	39,373,217
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. Class B (a)	13,893	969,592
Marriott International, Inc. Class A	183,976	4,060,350
McDonald's Corp.	666,476	38,315,705
Starbucks Corp. (a)	2,580,973	35,849,715
Starwood Hotels & Resorts Worldwide, Inc.	129,600	2,877,120
		82,072,482
Household Durables - 0.9%
Black & Decker Corp.	315,913	9,054,067
Mohawk Industries, Inc. (a)	507,899	18,121,836
		27,175,903
Media - 0.5%
McGraw-Hill Companies, Inc.	152,910	4,604,120
The DIRECTV Group, Inc. (a)	427,800	10,570,938
		15,175,058
Multiline Retail - 2.0%
Target Corp.	1,612,324	63,638,428
Specialty Retail - 5.7%
Advance Auto Parts, Inc.	179,400	7,443,306
Best Buy Co., Inc.	646,915	21,665,183
DSW, Inc. Class A (a)(d)	160,728	1,583,171
Home Depot, Inc.	521,200	12,315,956
Lowe's Companies, Inc.	3,457,391	67,107,959
O'Reilly Automotive, Inc. (a)	602,998	22,962,164
Ross Stores, Inc.	261,135	10,079,811
Sherwin-Williams Co.	316,746	17,025,098
Tiffany & Co., Inc.	114,214	2,896,467
TJX Companies, Inc.	564,506	17,759,359
		180,838,474
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	563,800	15,154,944
Lululemon Athletica, Inc. (a)	629,600	8,203,688
NIKE, Inc. Class B	247,500	12,815,550
		36,174,182
TOTAL CONSUMER DISCRETIONARY		471,179,548

	Shares	Value
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Anheuser-Busch InBev NV	144,300	$ 5,210,023
The Coca-Cola Co.	682,841	32,769,540
		37,979,563
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	198,700	9,080,590
Wal-Mart Stores, Inc.	231,302	11,204,269
		20,284,859
Food Products - 1.3%
Nestle SA sponsored ADR	1,067,250	40,149,945
Household Products - 1.6%
Colgate-Palmolive Co.	337,510	23,875,457
Energizer Holdings, Inc. (a)	527,969	27,581,101
		51,456,558
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	505,020	16,499,003
Mead Johnson Nutrition Co. Class A	184,712	5,868,300
Nu Skin Enterprises, Inc. Class A	261,348	3,998,624
		26,365,927
Tobacco - 0.4%
Philip Morris International, Inc.	299,200	13,051,104
TOTAL CONSUMER STAPLES		189,287,956
ENERGY - 5.7%
Energy Equipment & Services - 2.8%
Schlumberger Ltd. (NY Shares)	917,314	49,635,861
Smith International, Inc.	492,800	12,689,600
Weatherford International Ltd. (a)	1,320,000	25,819,200
		88,144,661
Oil, Gas & Consumable Fuels - 2.9%
Denbury Resources, Inc. (a)	2,128,950	31,359,434
Range Resources Corp.	525,923	21,778,471
Southwestern Energy Co. (a)	997,074	38,736,325
		91,874,230
TOTAL ENERGY		180,018,891
FINANCIALS - 13.0%
Capital Markets - 2.9%
Charles Schwab Corp.	1,121,346	19,668,409
Franklin Resources, Inc.	235,400	16,951,154
Goldman Sachs Group, Inc.	232,709	34,310,615
JMP Group, Inc.	138,900	1,068,141
Morgan Stanley	701,900	20,011,169
T. Rowe Price Group, Inc.	31,300	1,304,271
		93,313,759
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.6%
PNC Financial Services Group, Inc.	1,459,620	$ 56,647,852
Wells Fargo & Co.	3,764,373	91,323,689
		147,971,541
Consumer Finance - 0.7%
American Express Co.	892,400	20,739,376
Diversified Financial Services - 4.0%
CME Group, Inc.	40,012	12,448,133
JPMorgan Chase & Co.	3,391,698	115,690,819
		128,138,952
Insurance - 0.5%
MetLife, Inc.	554,541	16,641,775
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	1,308	67,270
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	258,700	8,467,251
TOTAL FINANCIALS		415,339,924
HEALTH CARE - 12.5%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	161,942	6,659,055
Biogen Idec, Inc. (a)	472,961	21,354,189
Celgene Corp. (a)	217,035	10,382,954
Dendreon Corp. (a)	208,100	5,171,285
Gilead Sciences, Inc. (a)	862,500	40,399,500
Myriad Genetics, Inc. (a)	596,368	21,260,519
Myriad Pharmaceuticals, Inc. (a)	16,392	76,223
United Therapeutics Corp. (a)	108,820	9,067,971
Vanda Pharmaceuticals, Inc. (a)	60,300	709,731
		115,081,427
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	57,800	4,303,210
Covidien PLC	461,796	17,289,642
DENTSPLY International, Inc.	807,714	24,651,431
Edwards Lifesciences Corp. (a)	47,300	3,217,819
Integra LifeSciences Holdings Corp. (a)	132,700	3,517,877
NuVasive, Inc. (a)	395,251	17,628,195
Orthovita, Inc. (a)	354,500	1,825,675
		72,433,849
Health Care Providers & Services - 3.7%
Express Scripts, Inc. (a)	407,405	28,009,094
Henry Schein, Inc. (a)	212,819	10,204,671
Medco Health Solutions, Inc. (a)	1,730,627	78,933,897
		117,147,662
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	523,449	20,383,104

	Shares	Value
Sequenom, Inc. (a)(d)	592,652	$ 2,317,269
Techne Corp.	84,165	5,370,569
		28,070,942
Pharmaceuticals - 2.1%
Cadence Pharmaceuticals, Inc. (a)	336,388	3,360,516
Novo Nordisk AS Series B	587,569	31,766,769
Teva Pharmaceutical Industries Ltd. sponsored ADR	635,300	31,345,702
		66,472,987
TOTAL HEALTH CARE		399,206,867
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	718,607	22,564,260
United Technologies Corp.	656,700	34,122,132
		56,686,392
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	319,800	15,986,802
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,576,836	9,760,615
Ryanair Holdings PLC sponsored ADR (a)	566,537	16,083,985
		25,844,600
Building Products - 0.0%
USG Corp. (a)	100,900	1,016,063
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	92,300	4,756,219
Electrical Equipment - 0.6%
AMETEK, Inc.	499,100	17,258,878
Cooper Industries Ltd. Class A	103,900	3,226,095
		20,484,973
Industrial Conglomerates - 0.3%
Textron, Inc.	1,036,520	10,012,783
Machinery - 2.9%
Cummins, Inc.	591,734	20,834,954
Danaher Corp.	619,300	38,235,582
Graco, Inc.	800,700	17,631,414
Ingersoll-Rand Co. Ltd. Class A	338,400	7,072,560
PACCAR, Inc.	293,000	9,525,430
		93,299,940
Professional Services - 2.0%
CoStar Group, Inc. (a)	178,200	7,104,834
Dun & Bradstreet Corp.	138,139	11,218,268
Equifax, Inc.	124,000	3,236,400
FTI Consulting, Inc. (a)	468,659	23,770,384
Heidrick & Struggles International, Inc.	551,207	10,059,528
Korn/Ferry International (a)	441,766	4,700,390
Robert Half International, Inc.	125,500	2,964,310
		63,054,114
Road & Rail - 1.1%
Heartland Express, Inc.	202,200	2,976,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	1,090,625	$ 18,049,844
Old Dominion Freight Lines, Inc. (a)	386,032	12,959,094
		33,985,322
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	42,000	1,393,140
W.W. Grainger, Inc.	77,300	6,329,324
		7,722,464
TOTAL INDUSTRIALS		332,849,672
INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 9.8%
Cisco Systems, Inc. (a)	7,474,899	139,332,121
Juniper Networks, Inc. (a)	1,807,031	42,645,932
QUALCOMM, Inc.	2,734,153	123,583,716
Riverbed Technology, Inc. (a)	352,400	8,172,156
		313,733,925
Computers & Peripherals - 2.3%
Apple, Inc. (a)	444,986	63,379,356
Intermec, Inc. (a)	582,486	7,514,069
Netezza Corp. (a)	226,100	1,881,152
		72,774,577
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	982,500	3,892,018
Corning, Inc.	1,862,200	29,906,932
		33,798,950
Internet Software & Services - 5.1%
Baidu.com, Inc. sponsored ADR (a)	33,600	10,116,624
Google, Inc. Class A (sub. vtg.) (a)	239,915	101,145,765
Tencent Holdings Ltd.	190,000	2,217,512
The Knot, Inc. (a)	844,315	6,653,202
VeriSign, Inc. (a)	2,374,679	43,884,068
		164,017,171
IT Services - 3.9%
Accenture Ltd. Class A	639,100	21,384,286
Cognizant Technology Solutions Corp. Class A (a)	125,233	3,343,721
Fidelity National Information Services, Inc.	1,907,003	38,063,780
Metavante Technologies, Inc. (a)	486,431	12,579,106
The Western Union Co.	916,482	15,030,305
Visa, Inc.	521,993	32,499,284
		122,900,482
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	749,336	18,568,546
Applied Materials, Inc.	1,305,452	14,320,808
ASML Holding NV (NY Shares)	777,300	16,828,545
Atmel Corp. (a)	4,078,959	15,214,517
Broadcom Corp. Class A (a)	2,416,967	59,916,612

	Shares	Value
Marvell Technology Group Ltd. (a)	3,469,434	$ 40,384,212
Maxim Integrated Products, Inc.	853,100	13,385,139
Monolithic Power Systems, Inc. (a)	805,501	18,051,277
National Semiconductor Corp.	1,421,417	17,838,783
		214,508,439
Software - 4.8%
Autonomy Corp. PLC (a)	69,807	1,650,294
BMC Software, Inc. (a)	805,761	27,226,664
Intuit, Inc. (a)	284,000	7,997,440
Microsoft Corp.	796,400	18,930,428
Oracle Corp.	2,421,100	51,859,962
Salesforce.com, Inc. (a)	12,065	460,521
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	384,900	20,126,421
Sourcefire, Inc. (a)	225,868	2,798,505
VanceInfo Technologies, Inc. ADR (a)	1,422,630	21,012,245
		152,062,480
TOTAL INFORMATION TECHNOLOGY		1,073,796,024
MATERIALS - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	252,900	16,334,811
Ecolab, Inc.	263,600	10,277,764
FMC Corp.	219,000	10,358,700
Praxair, Inc.	88,000	6,254,160
Terra Industries, Inc.	465,700	11,279,254
The Mosaic Co.	144,400	6,396,920
		60,901,609
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Neutral Tandem, Inc. (a)	160,884	4,749,296
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	575,306	18,139,398
TOTAL TELECOMMUNICATION SERVICES		22,888,694
TOTAL COMMON STOCKS (Cost $3,296,805,780)		3,145,469,185
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	37,999,948	$ 37,999,948
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	31,019,250	31,019,250
TOTAL MONEY MARKET FUNDS (Cost $69,019,198)		69,019,198
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,365,824,978)		3,214,488,383
NET OTHER ASSETS - (0.8)%		(24,980,187)
NET ASSETS - 100%		$ 3,189,508,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 330,396
Fidelity Securities Lending Cash Central Fund	409,143
Total	$ 739,539
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.3%
Switzerland	2.1%
Netherlands Antilles	1.6%
China	1.0%
Ireland	1.0%
Denmark	1.0%
Israel	1.0%
Others (individually less than 1%)	1.5%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $1,490,706,279 of which $351,276,710, $44,707,854 and $1,094,721,715 will expire on December 31, 2010, 2011 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,308,345) - See accompanying schedule: Unaffiliated issuers (cost $3,296,805,780)	$ 3,145,469,185
Fidelity Central Funds (cost $69,019,198)	69,019,198
Total Investments (cost $3,365,824,978)		$ 3,214,488,383
Receivable for investments sold		43,646,102
Receivable for fund shares sold		630,663
Dividends receivable		1,533,010
Distributions receivable from Fidelity Central Funds		27,610
Prepaid expenses		21,046
Other receivables		426,806
Total assets		3,260,773,620

Liabilities
Payable to custodian bank	$ 63,792
Payable for investments purchased	36,098,766
Payable for fund shares redeemed	1,858,664
Accrued management fee	1,524,728
Distribution fees payable	129,208
Other affiliated payables	268,727
Other payables and accrued expenses	302,289
Collateral on securities loaned, at value	31,019,250
Total liabilities		71,265,424

Net Assets		$ 3,189,508,196
Net Assets consist of:
Paid in capital		$ 5,404,089,877
Undistributed net investment income		8,979,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,072,226,206)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(151,334,554)
Net Assets		$ 3,189,508,196

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,277,498,844 ÷ 92,704,994 shares)	$ 24.57

Service Class: Net Asset Value, offering price and redemption price per share ($376,693,170 ÷ 15,377,682 shares)	$ 24.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($449,994,387 ÷ 18,509,595 shares)	$ 24.31

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,064,164 ÷ 167,528 shares)	$ 24.26

Investor Class: Net Asset Value, offering price and redemption price per share ($81,257,631 ÷ 3,316,328 shares)	$ 24.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 20,334,582
Interest		874
Income from Fidelity Central Funds		739,539
Total income		21,074,995

Expenses
Management fee	$ 8,670,582
Transfer agent fees	1,372,985
Distribution fees	727,603
Accounting and security lending fees	472,330
Custodian fees and expenses	10,053
Independent trustees' compensation	12,477
Appreciation in deferred trustee compensation account	51
Audit	36,768
Legal	4,065
Miscellaneous	143,195
Total expenses before reductions	11,450,109
Expense reductions	(37,483)	11,412,626

Net investment income (loss)		9,662,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(541,500,445)
Foreign currency transactions	(131,524)
Total net realized gain (loss)		(541,631,969)
Change in net unrealized appreciation (depreciation) on: Investment securities	655,346,652
Assets and liabilities in foreign currencies	2,968
Total change in net unrealized appreciation (depreciation)		655,349,620
Net gain (loss)		113,717,651
Net increase (decrease) in net assets resulting from operations		$ 123,380,020

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,662,369	$ 39,362,868
Net realized gain (loss)	(541,631,969)	(1,127,004,570)
Change in net unrealized appreciation (depreciation)	655,349,620	(2,110,579,825)
Net increase (decrease) in net assets resulting from operations	123,380,020	(3,198,221,527)
Distributions to shareholders from net investment income	(548,000)	(39,588,806)
Distributions to shareholders from net realized gain	(410,999)	-
Total distributions	(958,999)	(39,588,806)
Share transactions - net increase (decrease)	(210,584,035)	(1,517,000,817)
Redemption fees	593	17,837
Total increase (decrease) in net assets	(88,162,421)	(4,754,793,313)

Net Assets
Beginning of period	3,277,670,617	8,032,463,930
End of period (including undistributed net investment income of $8,979,079 and distributions in excess of net investment income of $135,290, respectively)	$ 3,189,508,196	$ 3,277,670,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04
Income from Investment Operations
Net investment income (loss) E	.08	.27	.09	.21	.11	.15 H, K
Net realized and unrealized gain (loss)	.97	(21.55)	9.53	2.09	1.74	.90
Total from investment operations	1.05	(21.28)	9.62	2.30	1.85	1.05
Distributions from net investment income	- J	(.31)	(.33)	(.13)	(.16)	(.08)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.31)	(.37)	(.13)	(.16)	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.57	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01
Total Return B, C, D	4.45%	(47.17)%	26.96%	6.85%	5.80%	3.38%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.68%	.65%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.70% A	.68%	.65%	.68%	.67%	.68%
Expenses net of all reductions	.69% A	.67%	.64%	.67%	.63%	.65%
Net investment income (loss)	.68% A	.74%	.21%	.61%	.36%	.47% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,277,499	$ 2,337,892	$ 6,002,656	$ 5,610,629	$ 6,726,655	$ 7,796,888
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92
Income from Investment Operations
Net investment income (loss) E	.07	.23	.04	.18	.08	.11 H, K
Net realized and unrealized gain (loss)	.97	(21.48)	9.51	2.07	1.72	.90
Total from investment operations	1.04	(21.25)	9.55	2.25	1.80	1.01
Distributions from net investment income	- J	(.27)	(.24)	(.09)	(.12)	(.05)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.27)	(.28)	(.09)	(.12)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.50	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88
Total Return B, C, D	4.42%	(47.23)%	26.87%	6.73%	5.67%	3.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.78%	.75%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.80% A	.78%	.75%	.78%	.77%	.78%
Expenses net of all reductions	.79% A	.77%	.74%	.77%	.73%	.75%
Net investment income (loss)	.58% A	.64%	.11%	.51%	.26%	.37% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,693	$ 395,759	$ 929,848	$ 877,279	$ 1,086,172	$ 1,326,262
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72
Income from Investment Operations
Net investment income (loss) E	.05	.17	(.02)	.12	.03	.07 H, K
Net realized and unrealized gain (loss)	.96	(21.29)	9.43	2.07	1.71	.89
Total from investment operations	1.01	(21.12)	9.41	2.19	1.74	.96
Distributions from net investment income	- J	(.22)	(.15)	(.06)	(.09)	(.04)
Distributions from net realized gain	- J	-	(.03)	-	-	-
Total distributions	(.01) L	(.22)	(.18)	(.06)	(.09)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.31	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64
Total Return B, C, D	4.32%	(47.31)%	26.66%	6.57%	5.50%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.93%	.90%	.94%	.92%	.93%
Expenses net of fee waivers, if any	.95% A	.93%	.90%	.94%	.92%	.93%
Expenses net of all reductions	.95% A	.92%	.89%	.92%	.88%	.90%
Net investment income (loss)	.43% A	.49%	(.04)%	.36%	.11%	.22% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 449,994	$ 447,530	$ 898,204	$ 627,754	$ 858,587	$ 811,126
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65
Income from Investment Operations
Net investment income (loss) E	.05	.18	(.01)	.12	.04	.07 H, K
Net realized and unrealized gain (loss)	.96	(21.20)	9.38	2.06	1.70	.88
Total from investment operations	1.01	(21.02)	9.37	2.18	1.74	.95
Distributions from net investment income	- J	(.14)	(.19)	(.08)	(.10)	(.06)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.14)	(.23)	(.08)	(.10)	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.26	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54
Total Return B, C, D	4.33%	(47.31)%	26.66%	6.58%	5.52%	3.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.93%	.89%	.93%	.92%	.93%
Expenses net of fee waivers, if any	.94% A	.93%	.89%	.93%	.92%	.93%
Expenses net of all reductions	.94% A	.92%	.89%	.92%	.88%	.90%
Net investment income (loss)	.43% A	.49%	(.04)%	.36%	.12%	.22% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,064	$ 3,061	$ 20,051	$ 5,063	$ 5,409	$ 2,667
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.06	.24	.04	.17	.03
Net realized and unrealized gain (loss)	.97	(21.49)	9.50	2.08	1.04
Total from investment operations	1.03	(21.25)	9.54	2.25	1.07
Distributions from net investment income	- J	(.27)	(.28)	(.14)	-
Distributions from net realized gain	- J	-	(.04)	-	-
Total distributions	(.01) K	(.27)	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.50	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Total Return B, C, D	4.38%	(47.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.77%	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.81% A	.77%	.76%	.81%	.83% A
Expenses net of all reductions	.81% A	.76%	.76%	.80%	.79% A
Net investment income (loss)	.57% A	.65%	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,258	$ 93,428	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	172% A	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures transactions, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 198,400,031
Unrealized depreciation	(382,293,768)
Net unrealized appreciation (depreciation)	$ (183,893,737)
Cost for federal income tax purposes	$ 3,398,382,120

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,607,977,191 and $2,564,665,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 182,677
Service Class 2	540,058
Service Class 2 R	4,868
$ 727,603

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 940,726
Service Class	158,564
Service Class 2	189,780
Service Class 2R	1,625
Investor Class	82,290
$ 1,372,985

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $66,044 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,947 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $409,143.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36,840 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $643.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 389,093	$ 29,994,939
Service Class	65,926	4,447,535
Service Class 2	76,993	4,070,779
Service Class 2R	707	18,979
Investor Class	15,281	1,056,574
Total	$ 548,000	$ 39,588,806
From net realized gain
Initial Class	$ 291,821	$ -
Service Class	49,445	-
Service Class 2	57,745	-
Service Class 2R	531	-
Investor Class	11,457	-
Total	$ 410,999	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,726,400	3,905,978	$ 39,797,260	$ 138,026,441
Reinvestment of distributions	30,480	1,288,996	680,914	29,994,938
Shares redeemed	(8,413,248)	(38,869,099)	(188,311,875)	(1,490,052,456)
Net increase (decrease)	(6,656,368)	(33,674,125)	$ (147,833,701)	$ (1,322,031,077)
Service Class
Shares sold	330,392	1,299,183	$ 7,500,653	$ 44,341,627
Reinvestment of distributions	5,178	191,539	115,371	4,447,535
Shares redeemed	(1,818,080)	(5,299,957)	(40,610,682)	(193,461,539)
Net increase (decrease)	(1,482,510)	(3,809,235)	$ (32,994,658)	$ (144,672,377)
Service Class 2
Shares sold	1,804,846	4,426,611	$ 39,916,662	$ 159,010,524
Reinvestment of distributions	6,091	176,530	134,738	4,070,779
Shares redeemed	(2,497,375)	(5,522,476)	(55,816,320)	(198,453,754)
Net increase (decrease)	(686,438)	(919,335)	$ (15,764,920)	$ (35,372,451)
Service Class 2R
Shares sold	54,755	101,959	$ 1,295,791	$ 4,039,975
Reinvestment of distributions	56	825	1,238	18,979
Shares redeemed	(18,875)	(422,581)	(414,695)	(16,348,368)
Net increase (decrease)	35,936	(319,797)	$ 882,334	$ (12,289,414)
Investor Class
Shares sold	128,074	2,298,287	$ 2,942,543	$ 86,244,669
Reinvestment of distributions	1,200	45,483	26,738	1,056,574
Shares redeemed	(791,930)	(2,402,506)	(17,842,371)	(89,936,741)
Net increase (decrease)	(662,656)	(58,736)	$ (14,873,090)	$ (2,635,498)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWT-SANN-0809
1.705692.111

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.70%
Actual		$ 1,000.00	$ 1,044.50	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,044.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,043.20	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,043.30	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.81%
Actual		$ 1,000.00	$ 1,043.80	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	4.4	2.8
QUALCOMM, Inc.	3.9	3.8
JPMorgan Chase & Co.	3.6	2.1
Google, Inc. Class A (sub. vtg.)	3.2	2.1
Wells Fargo & Co.	2.8	6.6
Medco Health Solutions, Inc.	2.5	4.9
Lowe's Companies, Inc.	2.1	0.2
Target Corp.	2.0	0.0
Apple, Inc.	2.0	0.8
Broadcom Corp. Class A	1.9	0.0
	28.4
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	24.5
Consumer Discretionary	14.8	4.7
Financials	13.0	22.9
Health Care	12.5	20.2
Industrials	10.4	3.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 98.6%		Stocks 91.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	11.5%	** Foreign investments	12.9%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
Autoliv, Inc.	131,800	$ 3,791,886
BorgWarner, Inc.	163,100	5,569,865
Johnson Controls, Inc.	161,700	3,512,124
		12,873,875
Automobiles - 0.4%
Harley-Davidson, Inc. (d)	854,900	13,857,929
Diversified Consumer Services - 1.2%
Strayer Education, Inc. (d)	180,520	39,373,217
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. Class B (a)	13,893	969,592
Marriott International, Inc. Class A	183,976	4,060,350
McDonald's Corp.	666,476	38,315,705
Starbucks Corp. (a)	2,580,973	35,849,715
Starwood Hotels & Resorts Worldwide, Inc.	129,600	2,877,120
		82,072,482
Household Durables - 0.9%
Black & Decker Corp.	315,913	9,054,067
Mohawk Industries, Inc. (a)	507,899	18,121,836
		27,175,903
Media - 0.5%
McGraw-Hill Companies, Inc.	152,910	4,604,120
The DIRECTV Group, Inc. (a)	427,800	10,570,938
		15,175,058
Multiline Retail - 2.0%
Target Corp.	1,612,324	63,638,428
Specialty Retail - 5.7%
Advance Auto Parts, Inc.	179,400	7,443,306
Best Buy Co., Inc.	646,915	21,665,183
DSW, Inc. Class A (a)(d)	160,728	1,583,171
Home Depot, Inc.	521,200	12,315,956
Lowe's Companies, Inc.	3,457,391	67,107,959
O'Reilly Automotive, Inc. (a)	602,998	22,962,164
Ross Stores, Inc.	261,135	10,079,811
Sherwin-Williams Co.	316,746	17,025,098
Tiffany & Co., Inc.	114,214	2,896,467
TJX Companies, Inc.	564,506	17,759,359
		180,838,474
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	563,800	15,154,944
Lululemon Athletica, Inc. (a)	629,600	8,203,688
NIKE, Inc. Class B	247,500	12,815,550
		36,174,182
TOTAL CONSUMER DISCRETIONARY		471,179,548

	Shares	Value
CONSUMER STAPLES - 5.9%
Beverages - 1.2%
Anheuser-Busch InBev NV	144,300	$ 5,210,023
The Coca-Cola Co.	682,841	32,769,540
		37,979,563
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	198,700	9,080,590
Wal-Mart Stores, Inc.	231,302	11,204,269
		20,284,859
Food Products - 1.3%
Nestle SA sponsored ADR	1,067,250	40,149,945
Household Products - 1.6%
Colgate-Palmolive Co.	337,510	23,875,457
Energizer Holdings, Inc. (a)	527,969	27,581,101
		51,456,558
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	505,020	16,499,003
Mead Johnson Nutrition Co. Class A	184,712	5,868,300
Nu Skin Enterprises, Inc. Class A	261,348	3,998,624
		26,365,927
Tobacco - 0.4%
Philip Morris International, Inc.	299,200	13,051,104
TOTAL CONSUMER STAPLES		189,287,956
ENERGY - 5.7%
Energy Equipment & Services - 2.8%
Schlumberger Ltd. (NY Shares)	917,314	49,635,861
Smith International, Inc.	492,800	12,689,600
Weatherford International Ltd. (a)	1,320,000	25,819,200
		88,144,661
Oil, Gas & Consumable Fuels - 2.9%
Denbury Resources, Inc. (a)	2,128,950	31,359,434
Range Resources Corp.	525,923	21,778,471
Southwestern Energy Co. (a)	997,074	38,736,325
		91,874,230
TOTAL ENERGY		180,018,891
FINANCIALS - 13.0%
Capital Markets - 2.9%
Charles Schwab Corp.	1,121,346	19,668,409
Franklin Resources, Inc.	235,400	16,951,154
Goldman Sachs Group, Inc.	232,709	34,310,615
JMP Group, Inc.	138,900	1,068,141
Morgan Stanley	701,900	20,011,169
T. Rowe Price Group, Inc.	31,300	1,304,271
		93,313,759
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.6%
PNC Financial Services Group, Inc.	1,459,620	$ 56,647,852
Wells Fargo & Co.	3,764,373	91,323,689
		147,971,541
Consumer Finance - 0.7%
American Express Co.	892,400	20,739,376
Diversified Financial Services - 4.0%
CME Group, Inc.	40,012	12,448,133
JPMorgan Chase & Co.	3,391,698	115,690,819
		128,138,952
Insurance - 0.5%
MetLife, Inc.	554,541	16,641,775
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	1,308	67,270
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	258,700	8,467,251
TOTAL FINANCIALS		415,339,924
HEALTH CARE - 12.5%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	161,942	6,659,055
Biogen Idec, Inc. (a)	472,961	21,354,189
Celgene Corp. (a)	217,035	10,382,954
Dendreon Corp. (a)	208,100	5,171,285
Gilead Sciences, Inc. (a)	862,500	40,399,500
Myriad Genetics, Inc. (a)	596,368	21,260,519
Myriad Pharmaceuticals, Inc. (a)	16,392	76,223
United Therapeutics Corp. (a)	108,820	9,067,971
Vanda Pharmaceuticals, Inc. (a)	60,300	709,731
		115,081,427
Health Care Equipment & Supplies - 2.2%
C.R. Bard, Inc.	57,800	4,303,210
Covidien PLC	461,796	17,289,642
DENTSPLY International, Inc.	807,714	24,651,431
Edwards Lifesciences Corp. (a)	47,300	3,217,819
Integra LifeSciences Holdings Corp. (a)	132,700	3,517,877
NuVasive, Inc. (a)	395,251	17,628,195
Orthovita, Inc. (a)	354,500	1,825,675
		72,433,849
Health Care Providers & Services - 3.7%
Express Scripts, Inc. (a)	407,405	28,009,094
Henry Schein, Inc. (a)	212,819	10,204,671
Medco Health Solutions, Inc. (a)	1,730,627	78,933,897
		117,147,662
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	523,449	20,383,104

	Shares	Value
Sequenom, Inc. (a)(d)	592,652	$ 2,317,269
Techne Corp.	84,165	5,370,569
		28,070,942
Pharmaceuticals - 2.1%
Cadence Pharmaceuticals, Inc. (a)	336,388	3,360,516
Novo Nordisk AS Series B	587,569	31,766,769
Teva Pharmaceutical Industries Ltd. sponsored ADR	635,300	31,345,702
		66,472,987
TOTAL HEALTH CARE		399,206,867
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	718,607	22,564,260
United Technologies Corp.	656,700	34,122,132
		56,686,392
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	319,800	15,986,802
Airlines - 0.8%
AirTran Holdings, Inc. (a)	1,576,836	9,760,615
Ryanair Holdings PLC sponsored ADR (a)	566,537	16,083,985
		25,844,600
Building Products - 0.0%
USG Corp. (a)	100,900	1,016,063
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	92,300	4,756,219
Electrical Equipment - 0.6%
AMETEK, Inc.	499,100	17,258,878
Cooper Industries Ltd. Class A	103,900	3,226,095
		20,484,973
Industrial Conglomerates - 0.3%
Textron, Inc.	1,036,520	10,012,783
Machinery - 2.9%
Cummins, Inc.	591,734	20,834,954
Danaher Corp.	619,300	38,235,582
Graco, Inc.	800,700	17,631,414
Ingersoll-Rand Co. Ltd. Class A	338,400	7,072,560
PACCAR, Inc.	293,000	9,525,430
		93,299,940
Professional Services - 2.0%
CoStar Group, Inc. (a)	178,200	7,104,834
Dun & Bradstreet Corp.	138,139	11,218,268
Equifax, Inc.	124,000	3,236,400
FTI Consulting, Inc. (a)	468,659	23,770,384
Heidrick & Struggles International, Inc.	551,207	10,059,528
Korn/Ferry International (a)	441,766	4,700,390
Robert Half International, Inc.	125,500	2,964,310
		63,054,114
Road & Rail - 1.1%
Heartland Express, Inc.	202,200	2,976,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Knight Transportation, Inc.	1,090,625	$ 18,049,844
Old Dominion Freight Lines, Inc. (a)	386,032	12,959,094
		33,985,322
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	42,000	1,393,140
W.W. Grainger, Inc.	77,300	6,329,324
		7,722,464
TOTAL INDUSTRIALS		332,849,672
INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 9.8%
Cisco Systems, Inc. (a)	7,474,899	139,332,121
Juniper Networks, Inc. (a)	1,807,031	42,645,932
QUALCOMM, Inc.	2,734,153	123,583,716
Riverbed Technology, Inc. (a)	352,400	8,172,156
		313,733,925
Computers & Peripherals - 2.3%
Apple, Inc. (a)	444,986	63,379,356
Intermec, Inc. (a)	582,486	7,514,069
Netezza Corp. (a)	226,100	1,881,152
		72,774,577
Electronic Equipment & Components - 1.1%
BYD Co. Ltd. (H Shares) (a)	982,500	3,892,018
Corning, Inc.	1,862,200	29,906,932
		33,798,950
Internet Software & Services - 5.1%
Baidu.com, Inc. sponsored ADR (a)	33,600	10,116,624
Google, Inc. Class A (sub. vtg.) (a)	239,915	101,145,765
Tencent Holdings Ltd.	190,000	2,217,512
The Knot, Inc. (a)	844,315	6,653,202
VeriSign, Inc. (a)	2,374,679	43,884,068
		164,017,171
IT Services - 3.9%
Accenture Ltd. Class A	639,100	21,384,286
Cognizant Technology Solutions Corp. Class A (a)	125,233	3,343,721
Fidelity National Information Services, Inc.	1,907,003	38,063,780
Metavante Technologies, Inc. (a)	486,431	12,579,106
The Western Union Co.	916,482	15,030,305
Visa, Inc.	521,993	32,499,284
		122,900,482
Semiconductors & Semiconductor Equipment - 6.7%
Analog Devices, Inc.	749,336	18,568,546
Applied Materials, Inc.	1,305,452	14,320,808
ASML Holding NV (NY Shares)	777,300	16,828,545
Atmel Corp. (a)	4,078,959	15,214,517
Broadcom Corp. Class A (a)	2,416,967	59,916,612

	Shares	Value
Marvell Technology Group Ltd. (a)	3,469,434	$ 40,384,212
Maxim Integrated Products, Inc.	853,100	13,385,139
Monolithic Power Systems, Inc. (a)	805,501	18,051,277
National Semiconductor Corp.	1,421,417	17,838,783
		214,508,439
Software - 4.8%
Autonomy Corp. PLC (a)	69,807	1,650,294
BMC Software, Inc. (a)	805,761	27,226,664
Intuit, Inc. (a)	284,000	7,997,440
Microsoft Corp.	796,400	18,930,428
Oracle Corp.	2,421,100	51,859,962
Salesforce.com, Inc. (a)	12,065	460,521
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	384,900	20,126,421
Sourcefire, Inc. (a)	225,868	2,798,505
VanceInfo Technologies, Inc. ADR (a)	1,422,630	21,012,245
		152,062,480
TOTAL INFORMATION TECHNOLOGY		1,073,796,024
MATERIALS - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	252,900	16,334,811
Ecolab, Inc.	263,600	10,277,764
FMC Corp.	219,000	10,358,700
Praxair, Inc.	88,000	6,254,160
Terra Industries, Inc.	465,700	11,279,254
The Mosaic Co.	144,400	6,396,920
		60,901,609
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Neutral Tandem, Inc. (a)	160,884	4,749,296
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	575,306	18,139,398
TOTAL TELECOMMUNICATION SERVICES		22,888,694
TOTAL COMMON STOCKS (Cost $3,296,805,780)		3,145,469,185
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	37,999,948	$ 37,999,948
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	31,019,250	31,019,250
TOTAL MONEY MARKET FUNDS (Cost $69,019,198)		69,019,198
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,365,824,978)		3,214,488,383
NET OTHER ASSETS - (0.8)%		(24,980,187)
NET ASSETS - 100%		$ 3,189,508,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 330,396
Fidelity Securities Lending Cash Central Fund	409,143
Total	$ 739,539
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.3%
Switzerland	2.1%
Netherlands Antilles	1.6%
China	1.0%
Ireland	1.0%
Denmark	1.0%
Israel	1.0%
Others (individually less than 1%)	1.5%
100.0%
Income Tax Information

At December 31, 2008, the fund had a capital loss carryforward of approximately $1,490,706,279 of which $351,276,710, $44,707,854 and $1,094,721,715 will expire on December 31, 2010, 2011 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,308,345) - See accompanying schedule: Unaffiliated issuers (cost $3,296,805,780)	$ 3,145,469,185
Fidelity Central Funds (cost $69,019,198)	69,019,198
Total Investments (cost $3,365,824,978)		$ 3,214,488,383
Receivable for investments sold		43,646,102
Receivable for fund shares sold		630,663
Dividends receivable		1,533,010
Distributions receivable from Fidelity Central Funds		27,610
Prepaid expenses		21,046
Other receivables		426,806
Total assets		3,260,773,620

Liabilities
Payable to custodian bank	$ 63,792
Payable for investments purchased	36,098,766
Payable for fund shares redeemed	1,858,664
Accrued management fee	1,524,728
Distribution fees payable	129,208
Other affiliated payables	268,727
Other payables and accrued expenses	302,289
Collateral on securities loaned, at value	31,019,250
Total liabilities		71,265,424

Net Assets		$ 3,189,508,196
Net Assets consist of:
Paid in capital		$ 5,404,089,877
Undistributed net investment income		8,979,079
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,072,226,206)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(151,334,554)
Net Assets		$ 3,189,508,196

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,277,498,844 ÷ 92,704,994 shares)	$ 24.57

Service Class: Net Asset Value, offering price and redemption price per share ($376,693,170 ÷ 15,377,682 shares)	$ 24.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($449,994,387 ÷ 18,509,595 shares)	$ 24.31

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,064,164 ÷ 167,528 shares)	$ 24.26

Investor Class: Net Asset Value, offering price and redemption price per share ($81,257,631 ÷ 3,316,328 shares)	$ 24.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 20,334,582
Interest		874
Income from Fidelity Central Funds		739,539
Total income		21,074,995

Expenses
Management fee	$ 8,670,582
Transfer agent fees	1,372,985
Distribution fees	727,603
Accounting and security lending fees	472,330
Custodian fees and expenses	10,053
Independent trustees' compensation	12,477
Appreciation in deferred trustee compensation account	51
Audit	36,768
Legal	4,065
Miscellaneous	143,195
Total expenses before reductions	11,450,109
Expense reductions	(37,483)	11,412,626

Net investment income (loss)		9,662,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(541,500,445)
Foreign currency transactions	(131,524)
Total net realized gain (loss)		(541,631,969)
Change in net unrealized appreciation (depreciation) on: Investment securities	655,346,652
Assets and liabilities in foreign currencies	2,968
Total change in net unrealized appreciation (depreciation)		655,349,620
Net gain (loss)		113,717,651
Net increase (decrease) in net assets resulting from operations		$ 123,380,020

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,662,369	$ 39,362,868
Net realized gain (loss)	(541,631,969)	(1,127,004,570)
Change in net unrealized appreciation (depreciation)	655,349,620	(2,110,579,825)
Net increase (decrease) in net assets resulting from operations	123,380,020	(3,198,221,527)
Distributions to shareholders from net investment income	(548,000)	(39,588,806)
Distributions to shareholders from net realized gain	(410,999)	-
Total distributions	(958,999)	(39,588,806)
Share transactions - net increase (decrease)	(210,584,035)	(1,517,000,817)
Redemption fees	593	17,837
Total increase (decrease) in net assets	(88,162,421)	(4,754,793,313)

Net Assets
Beginning of period	3,277,670,617	8,032,463,930
End of period (including undistributed net investment income of $8,979,079 and distributions in excess of net investment income of $135,290, respectively)	$ 3,189,508,196	$ 3,277,670,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04
Income from Investment Operations
Net investment income (loss) E	.08	.27	.09	.21	.11	.15 H, K
Net realized and unrealized gain (loss)	.97	(21.55)	9.53	2.09	1.74	.90
Total from investment operations	1.05	(21.28)	9.62	2.30	1.85	1.05
Distributions from net investment income	- J	(.31)	(.33)	(.13)	(.16)	(.08)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.31)	(.37)	(.13)	(.16)	(.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.57	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01
Total Return B, C, D	4.45%	(47.17)%	26.96%	6.85%	5.80%	3.38%
Ratios to Average Net Assets F,I
Expenses before reductions	.70% A	.68%	.65%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.70% A	.68%	.65%	.68%	.67%	.68%
Expenses net of all reductions	.69% A	.67%	.64%	.67%	.63%	.65%
Net investment income (loss)	.68% A	.74%	.21%	.61%	.36%	.47% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,277,499	$ 2,337,892	$ 6,002,656	$ 5,610,629	$ 6,726,655	$ 7,796,888
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88	$ 30.92
Income from Investment Operations
Net investment income (loss) E	.07	.23	.04	.18	.08	.11 H, K
Net realized and unrealized gain (loss)	.97	(21.48)	9.51	2.07	1.72	.90
Total from investment operations	1.04	(21.25)	9.55	2.25	1.80	1.01
Distributions from net investment income	- J	(.27)	(.24)	(.09)	(.12)	(.05)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.27)	(.28)	(.09)	(.12)	(.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.50	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88
Total Return B, C, D	4.42%	(47.23)%	26.87%	6.73%	5.67%	3.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.78%	.75%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.80% A	.78%	.75%	.78%	.77%	.78%
Expenses net of all reductions	.79% A	.77%	.74%	.77%	.73%	.75%
Net investment income (loss)	.58% A	.64%	.11%	.51%	.26%	.37% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,693	$ 395,759	$ 929,848	$ 877,279	$ 1,086,172	$ 1,326,262
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64	$ 30.72
Income from Investment Operations
Net investment income (loss) E	.05	.17	(.02)	.12	.03	.07 H, K
Net realized and unrealized gain (loss)	.96	(21.29)	9.43	2.07	1.71	.89
Total from investment operations	1.01	(21.12)	9.41	2.19	1.74	.96
Distributions from net investment income	- J	(.22)	(.15)	(.06)	(.09)	(.04)
Distributions from net realized gain	- J	-	(.03)	-	-	-
Total distributions	(.01) L	(.22)	(.18)	(.06)	(.09)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.31	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64
Total Return B, C, D	4.32%	(47.31)%	26.66%	6.57%	5.50%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.93%	.90%	.94%	.92%	.93%
Expenses net of fee waivers, if any	.95% A	.93%	.90%	.94%	.92%	.93%
Expenses net of all reductions	.95% A	.92%	.89%	.92%	.88%	.90%
Net investment income (loss)	.43% A	.49%	(.04)%	.36%	.11%	.22% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 449,994	$ 447,530	$ 898,204	$ 627,754	$ 858,587	$ 811,126
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54	$ 30.65
Income from Investment Operations
Net investment income (loss) E	.05	.18	(.01)	.12	.04	.07 H, K
Net realized and unrealized gain (loss)	.96	(21.20)	9.38	2.06	1.70	.88
Total from investment operations	1.01	(21.02)	9.37	2.18	1.74	.95
Distributions from net investment income	- J	(.14)	(.19)	(.08)	(.10)	(.06)
Distributions from net realized gain	- J	-	(.04)	-	-	-
Total distributions	(.01) L	(.14)	(.23)	(.08)	(.10)	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.26	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54
Total Return B, C, D	4.33%	(47.31)%	26.66%	6.58%	5.52%	3.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.93%	.89%	.93%	.92%	.93%
Expenses net of fee waivers, if any	.94% A	.93%	.89%	.93%	.92%	.93%
Expenses net of all reductions	.94% A	.92%	.89%	.92%	.88%	.90%
Net investment income (loss)	.43% A	.49%	(.04)%	.36%	.12%	.22% K
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,064	$ 3,061	$ 20,051	$ 5,063	$ 5,409	$ 2,667
Portfolio turnover rate G	172% A	161%	109%	114%	79%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.06	.24	.04	.17	.03
Net realized and unrealized gain (loss)	.97	(21.49)	9.50	2.08	1.04
Total from investment operations	1.03	(21.25)	9.54	2.25	1.07
Distributions from net investment income	- J	(.27)	(.28)	(.14)	-
Distributions from net realized gain	- J	-	(.04)	-	-
Total distributions	(.01) K	(.27)	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 24.50	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Total Return B, C, D	4.38%	(47.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.77%	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.81% A	.77%	.76%	.81%	.83% A
Expenses net of all reductions	.81% A	.76%	.76%	.80%	.79% A
Net investment income (loss)	.57% A	.65%	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,258	$ 93,428	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	172% A	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.007 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures transactions, foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 198,400,031
Unrealized depreciation	(382,293,768)
Net unrealized appreciation (depreciation)	$ (183,893,737)
Cost for federal income tax purposes	$ 3,398,382,120

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,607,977,191 and $2,564,665,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 182,677
Service Class 2	540,058
Service Class 2 R	4,868
$ 727,603

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 940,726
Service Class	158,564
Service Class 2	189,780
Service Class 2R	1,625
Investor Class	82,290
$ 1,372,985

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $66,044 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,947 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $409,143.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36,840 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $643.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 389,093	$ 29,994,939
Service Class	65,926	4,447,535
Service Class 2	76,993	4,070,779
Service Class 2R	707	18,979
Investor Class	15,281	1,056,574
Total	$ 548,000	$ 39,588,806
From net realized gain
Initial Class	$ 291,821	$ -
Service Class	49,445	-
Service Class 2	57,745	-
Service Class 2R	531	-
Investor Class	11,457	-
Total	$ 410,999	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,726,400	3,905,978	$ 39,797,260	$ 138,026,441
Reinvestment of distributions	30,480	1,288,996	680,914	29,994,938
Shares redeemed	(8,413,248)	(38,869,099)	(188,311,875)	(1,490,052,456)
Net increase (decrease)	(6,656,368)	(33,674,125)	$ (147,833,701)	$ (1,322,031,077)
Service Class
Shares sold	330,392	1,299,183	$ 7,500,653	$ 44,341,627
Reinvestment of distributions	5,178	191,539	115,371	4,447,535
Shares redeemed	(1,818,080)	(5,299,957)	(40,610,682)	(193,461,539)
Net increase (decrease)	(1,482,510)	(3,809,235)	$ (32,994,658)	$ (144,672,377)
Service Class 2
Shares sold	1,804,846	4,426,611	$ 39,916,662	$ 159,010,524
Reinvestment of distributions	6,091	176,530	134,738	4,070,779
Shares redeemed	(2,497,375)	(5,522,476)	(55,816,320)	(198,453,754)
Net increase (decrease)	(686,438)	(919,335)	$ (15,764,920)	$ (35,372,451)
Service Class 2R
Shares sold	54,755	101,959	$ 1,295,791	$ 4,039,975
Reinvestment of distributions	56	825	1,238	18,979
Shares redeemed	(18,875)	(422,581)	(414,695)	(16,348,368)
Net increase (decrease)	35,936	(319,797)	$ 882,334	$ (12,289,414)
Investor Class
Shares sold	128,074	2,298,287	$ 2,942,543	$ 86,244,669
Reinvestment of distributions	1,200	45,483	26,738	1,056,574
Shares redeemed	(791,930)	(2,402,506)	(17,842,371)	(89,936,741)
Net increase (decrease)	(662,656)	(58,736)	$ (14,873,090)	$ (2,635,498)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWTR-SANN-0809
1.833448.103

Fidelity® Variable Insurance Products:
Overseas Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.89%
Actual		$ 1,000.00	$ 1,031.20	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class	.99%
Actual		$ 1,000.00	$ 1,031.40	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2	1.13%
Actual		$ 1,000.00	$ 1,030.70	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66
Initial Class R	.89%
Actual		$ 1,000.00	$ 1,032.10	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class R	.98%
Actual		$ 1,000.00	$ 1,031.40	$ 4.94
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91
Service Class 2R	1.13%
Actual		$ 1,000.00	$ 1,030.00	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66
Investor Class R	.99%
Actual		$ 1,000.00	$ 1,031.30	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
United Kingdom	23.0%
Japan	17.5%
France	11.3%
Germany	10.0%
Switzerland	7.1%
Hong Kong	3.4%
Australia	3.3%
Spain	3.2%
United States of America	3.1%
Other	18.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2008
United Kingdom	25.1%
Japan	19.0%
France	12.3%
Switzerland	9.6%
Germany	8.3%
United States of America	5.7%
Australia	3.6%
Italy	3.3%
Netherlands	2.7%
Other	10.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.9	98.0
Short-Term Investments and Net Other Assets	0.1	2.0
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.5	2.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	2.0
Toyota Motor Corp. (Japan, Automobiles)	1.9	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.9	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.9
Novo Nordisk AS (Denmark, Pharmaceuticals)	1.4	1.1
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	1.6
Anheuser-Busch InBev NV (Belgium, Beverages)	1.4	0.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.8
	17.6
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	23.3
Consumer Staples	11.6	14.5
Consumer Discretionary	11.0	9.8
Energy	8.7	8.5
Materials	8.7	4.8
Information Technology	7.4	5.0
Industrials	7.4	5.2
Health Care	6.9	11.9
Telecommunication Services	6.7	8.5
Utilities	3.5	6.5

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 3.3%
AMP Ltd.	1,043,407	$ 4,102,484
ASX Ltd.	96,059	2,862,831
Australia & New Zealand Banking Group Ltd.	234,901	3,120,893
BHP Billiton Ltd.	367,953	10,079,130
Commonwealth Bank of Australia	227,607	7,151,935
National Australia Bank Ltd.	266,905	4,825,618
Newcrest Mining Ltd.	120,084	2,951,894
Rio Tinto Ltd.	79,200	3,330,957
Rio Tinto Ltd. rights 7/1/09 (a)(d)	41,580	801,009
Seek Ltd.	593,800	1,995,031
Wesfarmers Ltd.	93,194	1,700,707
Westfield Group unit	910,199	8,345,493
TOTAL AUSTRALIA		51,267,982
Belgium - 1.6%
Anheuser-Busch InBev NV	589,100	21,269,749
Fortis (a)	370,100	1,261,508
Hamon & Compagnie International SA	73,974	2,402,121
TOTAL BELGIUM		24,933,378
Bermuda - 0.5%
Clear Media Ltd. (a)	249,000	100,886
Lancashire Holdings Ltd. (a)	387,200	2,971,615
Signet Jewelers Ltd. (United Kingdom)	197,365	3,984,008
TOTAL BERMUDA		7,056,509
Brazil - 0.7%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	303,600	5,291,748
Vivo Participacoes SA sponsored ADR	294,700	5,581,618
TOTAL BRAZIL		10,873,366
Canada - 0.7%
Canadian Natural Resources Ltd.	85,600	4,503,365
Open Text Corp. (a)	59,700	2,181,455
Suncor Energy, Inc.	142,400	4,330,400
TOTAL CANADA		11,015,220
Cayman Islands - 0.1%
Himax Technologies, Inc. sponsored ADR	503,300	1,887,375
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	16,400	4,937,876
China Merchants Bank Co. Ltd. (H Shares)	650	1,488
China Telecom Corp. Ltd. (H Shares)	6,870,000	3,409,951
Parkson Retail Group Ltd.	1,296,500	1,853,601
TOTAL CHINA		10,202,916
Denmark - 1.8%
Danske Bank AS (a)	96,100	1,656,444
Novo Nordisk AS:
Series B	224,400	12,132,129

	Shares	Value
Series B sponsored ADR	179,400	$ 9,770,124
Vestas Wind Systems AS (a)	52,200	3,741,601
TOTAL DENMARK		27,300,298
Finland - 0.5%
Nokia Corp. sponsored ADR	529,200	7,715,736
France - 11.3%
Accor SA (d)	145,877	5,781,585
Alstom SA (d)	132,400	7,810,349
AXA SA	179,815	3,402,971
AXA SA sponsored ADR	158,600	3,007,056
BNP Paribas SA	253,653	16,455,707
Carrefour SA	88,000	3,754,972
CNP Assurances	44,000	4,200,273
Credit Agricole SA	159,900	1,990,813
Danone	281,216	13,877,176
Electricite de France	58,800	2,859,951
Essilor International SA	70,800	3,374,593
Iliad Group SA	28,200	2,734,912
Ingenico SA	246,990	4,711,778
Ipsos SA (d)	113,100	2,839,752
L'Air Liquide SA	34,178	3,121,470
Lafarge SA (Bearer)	72,300	4,893,284
Laurent-Perrier Group	21,000	1,443,378
Michelin SA (Compagnie Generale des Etablissements) Series B	53,000	3,018,702
Nexity	61,400	1,831,034
Pernod Ricard SA (d)	125,510	7,899,493
Remy Cointreau SA	54,000	1,954,242
Sanofi-Aventis sponsored ADR	306,800	9,047,532
Societe Generale Series A	217,741	11,876,463
Total SA:
Series B	286,700	15,537,592
sponsored ADR	249,200	13,514,116
Unibail-Rodamco	102,400	15,248,449
Vallourec SA	33,700	4,090,359
Veolia Environnement	162,797	4,793,179
TOTAL FRANCE		175,071,181
Germany - 10.0%
Allianz AG (Reg.)	77,600	7,146,652
BASF AG	117,800	4,681,194
Bayer AG	157,900	8,465,208
Bayerische Motoren Werke AG (BMW)	221,800	8,350,430
Commerzbank AG (a)(d)	135,300	840,749
Daimler AG	144,800	5,251,896
Daimler AG (Reg.)	130,200	4,722,366
Deutsche Bank AG	122,400	7,466,600
Deutsche Bank AG (NY Shares)	62,000	3,782,000
Deutsche Boerse AG	207,400	16,082,057
Deutsche Post AG	176,800	2,302,656
Deutsche Telekom AG (Reg.)	207,500	2,448,573
E.ON AG	579,032	20,483,891
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE	113,800	$ 5,326,762
Metro AG	310,800	14,831,331
Munich Re Group (Reg.)	83,000	11,198,834
Q-Cells SE (a)	81,400	1,655,607
SAP AG	173,200	6,961,130
SAP AG sponsored ADR (d)	154,600	6,213,374
Siemens AG (Reg.)	105,300	7,285,832
Vossloh AG	73,300	8,796,072
TOTAL GERMANY		154,293,214
Hong Kong - 3.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	458,800	6,120,392
Hang Lung Properties Ltd.	2,089,000	6,914,005
Hang Seng Bank Ltd.	131,600	1,850,914
Hong Kong Exchange & Clearing Ltd.	1,182,100	18,410,492
Hutchison Whampoa Ltd.	1,518,000	9,920,993
Swire Pacific Ltd. (A Shares)	911,500	9,197,448
TOTAL HONG KONG		52,414,244
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	17,618	429,703
Ireland - 1.1%
CRH PLC	505,578	11,559,541
Paddy Power PLC (Ireland)	229,500	5,343,866
TOTAL IRELAND		16,903,407
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,800	4,184,032
Italy - 2.3%
Bulgari SpA	452,000	2,415,618
ENI SpA	405,486	9,615,881
ENI SpA sponsored ADR	134,300	6,367,163
Intesa Sanpaolo SpA (a)	3,187,500	10,261,189
Tod's SpA	43,100	2,454,529
UniCredit SpA (a)	1,885,438	4,747,244
TOTAL ITALY		35,861,624
Japan - 17.5%
Asahi Glass Co. Ltd.	234,000	1,882,493
Canon, Inc.	218,000	7,120,753
Canon, Inc. sponsored ADR	188,900	6,144,917
Denso Corp.	334,800	8,618,923
East Japan Railway Co.	65,900	3,974,454
Eisai Co. Ltd.	136,500	4,874,241
Fanuc Ltd.	60,300	4,857,300
Fast Retailing Co. Ltd.	12,400	1,621,840
Hitachi Ltd.	365,000	1,135,886
Honda Motor Co. Ltd.	405,400	11,152,898
Hoya Corp.	95,000	1,909,171
Japan Retail Fund Investment Corp.	568	2,629,657
Japan Tobacco, Inc.	474	1,485,940

	Shares	Value
JFE Holdings, Inc.	123,900	$ 4,179,945
JTEKT Corp.	363,100	3,697,525
Jupiter Telecommunications Co.	3,815	2,898,822
Kao Corp.	187,000	4,086,106
Konica Minolta Holdings, Inc.	346,000	3,620,366
Mitsubishi Corp.	150,800	2,798,883
Mitsubishi Electric Corp.	765,000	4,851,975
Mitsubishi Estate Co. Ltd.	486,000	8,127,326
Mitsubishi UFJ Financial Group, Inc.	3,523,200	21,755,042
Mitsui & Co. Ltd.	393,600	4,682,261
Mitsui Sumitomo Insurance Group Holdings, Inc.	85,100	2,239,357
Murata Manufacturing Co. Ltd.	116,000	4,936,939
Nippon Telegraph & Telephone Corp.	109,700	4,467,578
Nomura Holdings, Inc.	1,216,800	10,270,821
NTT DoCoMo, Inc.	2,139	3,128,582
Omron Corp.	323,200	4,680,168
ORIX Corp.	25,240	1,522,234
Osaka Gas Co. Ltd.	480,000	1,534,645
Point, Inc.	31,970	1,719,049
Promise Co. Ltd. (d)	398,900	5,105,556
Rakuten, Inc.	11,228	6,771,649
Ricoh Co. Ltd.	789,000	10,196,761
Seven & i Holdings Co., Ltd.	170,500	4,017,595
Sharp Corp.	473,000	4,924,679
Shin-Etsu Chemical Co., Ltd.	76,300	3,548,285
Shiseido Co. Ltd.	85,000	1,395,858
Shizuoka Bank Ltd.	233,000	2,314,642
SMC Corp.	44,500	4,799,450
Softbank Corp.	85,600	1,672,281
Sony Corp.	98,600	2,572,377
Sony Corp. sponsored ADR	34,500	892,170
Sugi Holdings Co. Ltd.	130,700	2,693,097
Sumitomo Corp.	457,900	4,667,647
Sumitomo Metal Industries Ltd.	1,545,000	4,121,711
Sumitomo Mitsui Financial Group, Inc.	342,700	13,980,495
T&D Holdings, Inc.	186,650	5,366,902
Tokio Marine Holdings, Inc.	128,400	3,511,740
Tokyo Electron Ltd.	68,900	3,340,042
Toyota Motor Corp.	541,100	20,462,978
Toyota Motor Corp. sponsored ADR	120,500	9,101,365
Yahoo! Japan Corp. (d)	12,647	4,036,905
TOTAL JAPAN		272,100,282
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	266,600	8,819,128
SES SA (A Shares) FDR unit	451,647	8,552,591
TOTAL LUXEMBOURG		17,371,719
Netherlands - 2.1%
Aegon NV	266,600	1,639,066
ASML Holding NV (NY Shares)	146,200	3,165,230
Gemalto NV (a)	88,800	3,071,644
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	211,700	$ 2,144,505
Koninklijke Ahold NV	449,100	5,155,532
Koninklijke KPN NV	519,200	7,136,434
Koninklijke Philips Electronics NV	203,200	3,751,274
Randstad Holdings NV (a)	116,500	3,221,718
Royal DSM NV	57,600	1,804,164
STMicroelectronics NV	234,200	1,765,309
TOTAL NETHERLANDS		32,854,876
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	44,800	2,424,128
Norway - 1.1%
DnB Nor ASA (a)	324,400	2,471,254
Norsk Hydro ASA (a)	310,000	1,590,436
Pronova BioPharma ASA (a)	721,300	1,917,576
StatoilHydro ASA	320,900	6,316,026
StatoilHydro ASA sponsored ADR	242,400	4,792,248
TOTAL NORWAY		17,087,540
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	2,218,776	5,273,620
Oil Search Ltd.	837,360	3,683,649
TOTAL PAPUA NEW GUINEA		8,957,269
Singapore - 0.8%
Singapore Exchange Ltd.	1,842,000	9,029,412
United Overseas Bank Ltd.	390,000	3,952,775
TOTAL SINGAPORE		12,982,187
South Africa - 1.1%
Aspen Pharmacare Holdings Ltd.	565,600	4,015,639
Impala Platinum Holdings Ltd.	201,200	4,447,194
MTN Group Ltd.	563,100	8,639,092
TOTAL SOUTH AFRICA		17,101,925
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	135,700	1,708,479
Banco Santander SA	1,066,600	12,891,811
EDP Renovaveis SA	492,400	5,042,033
Iberdrola SA	465,000	3,770,037
Iberdrola SA	304,100	2,388,742
Inditex SA	81,000	3,882,351
Telefonica SA	814,580	18,496,750
Telefonica SA sponsored ADR	25,900	1,758,351
TOTAL SPAIN		49,938,554
Sweden - 0.4%
Nordea Bank AB	188,800	1,495,140
Skandinaviska Enskilda Banken AB (A Shares) (a)	327,600	1,439,403

	Shares	Value
Svenska Handelsbanken AB (A Shares)	98,900	$ 1,868,287
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	203,100	1,986,318
TOTAL SWEDEN		6,789,148
Switzerland - 7.1%
ABB Ltd. sponsored ADR	374,900	5,915,922
Adecco SA (Reg.)	115,101	4,795,169
Compagnie Financiere Richemont Series A	281,660	5,854,089
Credit Suisse Group sponsored ADR	117,600	5,377,848
Credit Suisse Group (Reg.)	165,985	7,605,818
Nestle SA (Reg.)	1,025,750	38,635,568
Roche Holding AG (participation certificate)	188,245	25,592,587
Swiss Reinsurance Co. (Reg.)	65,532	2,167,912
UBS AG:
(For. Reg.) (a)	447,317	5,493,102
(NY Shares) (a)	191,543	2,338,740
Zurich Financial Services AG (Reg.)	39,551	6,968,024
TOTAL SWITZERLAND		110,744,779
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	874,000	2,699,665
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	414,100	3,896,681
TOTAL TAIWAN		6,596,346
United Kingdom - 23.0%
Aegis Group PLC	2,629,334	3,979,597
Anglo American PLC:
ADR	404,400	5,920,416
(United Kingdom)	315,908	9,165,192
AstraZeneca PLC:
(United Kingdom)	90,500	3,990,252
sponsored ADR	189,400	8,360,116
Aviva PLC	519,200	2,916,963
BAE Systems PLC	450,800	2,510,430
Barclays PLC	1,612,200	7,491,752
Barclays PLC Sponsored ADR (d)	214,200	3,949,848
BG Group PLC	596,700	9,993,309
BHP Billiton PLC	795,495	17,850,785
BP PLC	2,628,406	20,768,562
British Land Co. PLC	1,032,100	6,486,205
Cairn Energy PLC (a)	126,300	4,866,265
Centrica PLC	2,184,600	8,014,608
Diageo PLC	1,175,300	16,880,480
GlaxoSmithKline PLC	295,600	5,221,122
Hammerson PLC (d)	684,500	3,457,143
Hays PLC	1,754,300	2,474,819
Hikma Pharmaceuticals PLC	223,300	1,724,765
HSBC Holdings PLC:
(United Kingdom) (Reg.)	915,380	7,625,966
sponsored ADR (d)	584,932	24,432,610
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	276,700	$ 7,183,261
Informa PLC	1,875,580	6,757,487
InterContinental Hotel Group PLC	303,900	3,114,758
Intertek Group PLC	146,000	2,505,202
Jardine Lloyd Thompson Group PLC	1,201,473	7,970,653
Johnson Matthey PLC	229,700	4,349,525
Land Securities Group PLC	373,700	2,897,210
Lloyds TSB Group PLC	1,863,744	2,144,151
Man Group PLC	1,312,125	5,990,233
Marks & Spencer Group PLC	1,273,000	6,408,484
Prudential PLC	709,900	4,829,233
Reed Elsevier PLC	404,214	3,009,092
Rio Tinto PLC:
rights 7/1/09 (a)	20,475	235,118
(Reg.)	39,000	1,350,586
sponsored ADR	60,400	9,897,748
Royal Bank of Scotland Group PLC	3,404,900	2,164,447
Royal Dutch Shell PLC:
Class A (United Kingdom)	547,000	13,660,437
Class A sponsored ADR	189,600	9,516,024
Class B	236,000	5,941,223
Scottish & Southern Energy PLC	327,000	6,127,411
Standard Chartered PLC (United Kingdom)	702,400	13,173,308
Sthree PLC	229,400	683,089
Tesco PLC	935,900	5,444,365
The Restaurant Group PLC	446,300	1,049,950
Vodafone Group PLC	13,676,462	26,599,116
Vodafone Group PLC sponsored ADR	228,800	4,459,312
William Hill PLC	1,869,858	6,044,727
William Morrison Supermarkets PLC	1,372,600	5,340,484
WPP PLC	585,000	3,890,134
Xstrata PLC	497,900	5,384,077
TOTAL UNITED KINGDOM		356,202,050
United States of America - 3.0%
Aon Corp.	168,400	6,377,308

	Shares	Value
Apple, Inc. (a)	17,100	$ 2,435,553
Calgon Carbon Corp. (a)	249,617	3,467,180
Estee Lauder Companies, Inc. Class A	378,500	12,365,595
Gilead Sciences, Inc. (a)	45,100	2,112,484
Google, Inc. Class A (sub. vtg.) (a)	21,600	9,106,344
Philip Morris International, Inc.	147,200	6,420,864
Sohu.com, Inc. (a)	64,100	4,027,403
TOTAL UNITED STATES OF AMERICA		46,312,731
TOTAL COMMON STOCKS (Cost $1,633,787,267)		1,548,873,719
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.40% (b)	4,620,338	4,620,338
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	42,639,986	42,639,986
TOTAL MONEY MARKET FUNDS (Cost $47,260,324)		47,260,324
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,681,047,591)		1,596,134,043
NET OTHER ASSETS - (3.0)%		(45,852,725)
NET ASSETS - 100%		$ 1,550,281,318
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,977
Fidelity Securities Lending Cash Central Fund	1,401,687
Total	$ 1,436,664
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 356,202,050	$ 257,793,443	$ 98,408,607	$ -
Japan	272,100,282	186,521,627	85,578,655	-
France	175,071,181	156,130,618	18,940,563	-
Germany	154,293,214	118,262,061	36,031,153	-
Switzerland	110,744,779	97,645,859	13,098,920	-
Hong Kong	52,414,244	52,414,244	-	-
Australia	51,267,982	40,387,843	10,880,139	-
Spain	49,938,554	16,841,514	33,097,040	-
United States of America	46,312,731	46,312,731	-	-
Other	280,528,702	259,841,782	20,686,920	-
Money Market Funds	47,260,324	47,260,324	-	-
Total Investments in Securities:	$ 1,596,134,043	$ 1,279,412,046	$ 316,722,997	$ -

The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,656,594
Total Realized Gain/Loss	(17,900,926)
Total Unrealized Gain Loss	7,521,996
Cost of purchases	12,372,825
Proceeds of sales	(17,227,962)
Amortization/Accretion	-
Transfers in/out of level 3:	(22,422,527)
Ending Balance	$ -
Net change in unrealized appreciation/depreciation on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $243,257,460 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,681,797) - See accompanying schedule: Unaffiliated issuers (cost $1,633,787,267)	$ 1,548,873,719
Fidelity Central Funds (cost $47,260,324)	47,260,324
Total Investments (cost $1,681,047,591)		$ 1,596,134,043
Foreign currency held at value (cost $45)		45
Receivable for investments sold		6,265,505
Receivable for fund shares sold		410,953
Dividends receivable		5,414,678
Distributions receivable from Fidelity Central Funds		119,460
Prepaid expenses		9,906
Other affiliated receivables		708
Other receivables		1,660,190
Total assets		1,610,015,488

Liabilities
Payable to custodian bank	$ 100,318
Payable for investments purchased	9,300,621
Payable for fund shares redeemed	5,691,080
Accrued management fee	948,967
Distribution fees payable	113,885
Other affiliated payables	156,171
Other payables and accrued expenses	783,142
Collateral on securities loaned, at value	42,639,986
Total liabilities		59,734,170

Net Assets		$ 1,550,281,318
Net Assets consist of:
Paid in capital		$ 2,173,816,240
Undistributed net investment income		25,333,074
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(563,961,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,906,565)
Net Assets		$ 1,550,281,318

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($657,219,527 ÷ 52,435,914 shares)	$ 12.53

Service Class: Net Asset Value, offering price and redemption price per share ($154,416,938 ÷ 12,375,036 shares)	$ 12.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($397,270,390 ÷ 31,997,241 shares)	$ 12.42

Initial Class R: Net Asset Value, offering price and redemption price per share ($111,463,985 ÷ 8,913,201 shares)	$ 12.51

Service Class R: Net Asset Value, offering price and redemption price per share ($57,643,492 ÷ 4,626,613 shares)	$ 12.46

Service Class 2R: Net Asset Value, offering price and redemption price per share ($51,472,368 ÷ 4,177,806 shares)	$ 12.32

Investor Class R: Net Asset Value, offering price and redemption price per share ($120,794,618 ÷ 9,663,347 shares)	$ 12.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 33,929,777
Interest		3,332
Income from Fidelity Central Funds		1,436,664
		35,369,773
Less foreign taxes withheld		(3,167,827)
Total income		32,201,946

Expenses
Management fee	$ 5,172,864
Transfer agent fees	697,410
Distribution fees	614,476
Accounting and security lending fees	334,691
Custodian fees and expenses	119,056
Independent trustees' compensation	5,856
Appreciation in deferred trustee compensation account	46
Audit	35,488
Legal	22,337
Interest	2,430
Miscellaneous	67,382
Total expenses before reductions	7,072,036
Expense reductions	(168,219)	6,903,817
Net investment income (loss)		25,298,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(302,535,026)
Foreign currency transactions	(624,825)
Total net realized gain (loss)		(303,159,851)
Change in net unrealized appreciation (depreciation) on: Investment securities	312,760,185
Assets and liabilities in foreign currencies	66,250
Total change in net unrealized appreciation (depreciation)		312,826,435
Net gain (loss)		9,666,584
Net increase (decrease) in net assets resulting from operations		$ 34,964,713

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,298,129	$ 62,527,697
Net realized gain (loss)	(303,159,851)	(249,321,918)
Change in net unrealized appreciation (depreciation)	312,826,435	(1,217,207,504)
Net increase (decrease) in net assets resulting from operations	34,964,713	(1,404,001,725)
Distributions to shareholders from net investment income	-	(61,798,099)
Distributions to shareholders from net realized gain	(2,239,250)	(348,490,470)
Total distributions	(2,239,250)	(410,288,569)
Share transactions - net increase (decrease)	(116,921,368)	(178,683,659)
Redemption fees	13,159	67,067
Total increase (decrease) in net assets	(84,182,746)	(1,992,906,886)

Net Assets
Beginning of period	1,634,464,064	3,627,370,950
End of period (including undistributed net investment income of $25,333,074 and undistributed net investment income of $34,945, respectively)	$ 1,550,281,318	$ 1,634,464,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.20	.46	.45	.38	.20	.13
Net realized and unrealized gain (loss)	.18	(10.67)	3.42	3.30	3.10	1.97
Total from investment operations	.38	(10.21)	3.87	3.68	3.30	2.10
Distributions from net investment income	-	(.49)	(.84)	(.19)	(.12)	(.18)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.95)	(2.50)	(.32)	(.21)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.53	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51
Total Return B, C, D	3.12%	(43.83)%	17.41%	18.09%	19.06%	13.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of all reductions	.86% A	.84%	.82%	.81%	.82%	.87%
Net investment income (loss)	3.59% A	2.45%	1.85%	1.76%	1.11%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,220	$ 703,357	$ 1,702,235	$ 1,624,901	$ 1,549,179	$ 1,491,485
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53
Income from Investment Operations
Net investment income (loss) E	.20	.44	.43	.36	.18	.11
Net realized and unrealized gain (loss)	.18	(10.61)	3.39	3.28	3.09	1.97
Total from investment operations	.38	(10.17)	3.82	3.64	3.27	2.08
Distributions from net investment income	-	(.48)	(.79)	(.17)	(.10)	(.17)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.94)	(2.45)	(.30)	(.19)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44
Total Return B, C, D	3.14%	(43.89)%	17.25%	17.95%	18.97%	13.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.97%	.95%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.99% A	.97%	.95%	.98%	.99%	1.01%
Expenses net of all reductions	.96% A	.94%	.92%	.91%	.92%	.97%
Net investment income (loss)	3.49% A	2.35%	1.75%	1.66%	1.02%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,417	$ 165,608	$ 366,777	$ 362,060	$ 329,759	$ 322,649
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.19	.40	.39	.33	.14	.08
Net realized and unrealized gain (loss)	.18	(10.54)	3.37	3.27	3.08	1.97
Total from investment operations	.37	(10.14)	3.76	3.60	3.22	2.05
Distributions from net investment income	-	(.45)	(.73)	(.15)	(.09)	(.16)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.91)	(2.39)	(.28)	(.18)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39
Total Return B, C, D	3.07%	(43.96)%	17.05%	17.83%	18.72%	13.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.12%	1.10%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.12%	1.10%	1.13%	1.14%	1.16%
Expenses net of all reductions	1.11% A	1.09%	1.07%	1.06%	1.07%	1.12%
Net investment income (loss)	3.34% A	2.21%	1.60%	1.51%	.79%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,270	$ 414,492	$ 821,943	$ 703,421	$ 502,801	$ 319,708
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57
Income from Investment Operations
Net investment income (loss) E	.20	.46	.45	.38	.19	.12
Net realized and unrealized gain (loss)	.19	(10.65)	3.41	3.29	3.10	1.98
Total from investment operations	.39	(10.19)	3.86	3.67	3.29	2.10
Distributions from net investment income	-	(.49)	(.84)	(.19)	(.12)	(.18)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.95)	(2.50)	(.32)	(.21)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49
Total Return B, C, D	3.21%	(43.84)%	17.40%	18.08%	19.05%	13.59%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of all reductions	.86% A	.84%	.82%	.81%	.82%	.87%
Net investment income (loss)	3.59% A	2.46%	1.85%	1.76%	1.08%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,464	$ 118,749	$ 275,678	$ 240,693	$ 184,245	$ 132,064
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52
Income from Investment Operations
Net investment income (loss) E	.20	.43	.43	.36	.17	.11
Net realized and unrealized gain (loss)	.18	(10.58)	3.38	3.27	3.09	1.97
Total from investment operations	.38	(10.15)	3.81	3.63	3.26	2.08
Distributions from net investment income	-	(.48)	(.79)	(.17)	(.10)	(.17)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.94)	(2.45)	(.30)	(.19)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.46	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43
Total Return B, C, D	3.14%	(43.88)%	17.23%	17.95%	18.92%	13.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.96%	.94%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.98% A	.96%	.94%	.98%	.99%	1.01%
Expenses net of all reductions	.96% A	.94%	.92%	.91%	.92%	.96%
Net investment income (loss)	3.50% A	2.36%	1.75%	1.66%	.96%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,643	$ 61,825	$ 135,038	$ 133,934	$ 115,449	$ 86,509
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42
Income from Investment Operations
Net investment income (loss) E	.19	.40	.39	.32	.14	.08
Net realized and unrealized gain (loss)	.17	(10.46)	3.35	3.26	3.07	1.96
Total from investment operations	.36	(10.06)	3.74	3.58	3.21	2.04
Distributions from net investment income	-	(.45)	(.74)	(.16)	(.10)	(.16)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.91)	(2.40)	(.29)	(.19)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.32	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30
Total Return B, C, D	3.00%	(43.94)%	17.06%	17.81%	18.74%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.11%	1.09%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.11%	1.09%	1.13%	1.14%	1.16%
Expenses net of all reductions	1.11% A	1.09%	1.07%	1.06%	1.07%	1.11%
Net investment income (loss)	3.35% A	2.21%	1.60%	1.51%	.77%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,472	$ 46,323	$ 95,871	$ 68,729	$ 49,373	$ 27,562
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.20	.43	.42	.36	.02
Net realized and unrealized gain (loss)	.18	(10.62)	3.41	3.29	2.88
Total from investment operations	.38	(10.19)	3.83	3.65	2.90
Distributions from net investment income	-	(.48)	(.81)	(.20)	-
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	-
Total distributions	(.02)	(2.94)	(2.47)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Total Return B, C, D	3.13%	(43.89)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	.96%	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.99% A	.96%	.96%	1.01%	1.07% A
Expenses net of all reductions	.97% A	.93%	.94%	.93%	1.00% A
Net investment income (loss)	3.48% A	2.36%	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,795	$ 124,111	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	98% A	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 186,033,822
Unrealized depreciation	(294,587,953)
Net unrealized appreciation (depreciation)	$ (108,554,131)
Cost for federal income tax purposes	$ 1,704,688,174

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $710,486,739 and $771,257,458, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 72,367
Service Class 2	459,544
Service Class R	26,939
Service Class 2R	55,626
$ 614,476

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 277,703
Service Class	63,997
Service Class 2	160,374
Initial Class R	45,470
Service Class R	22,867
Service Class 2R	18,679
Investor Class R	108,320
$ 697,410

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $958 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	WeightedAverage Interest Rate	Interest Expense
Borrower	$ 5,975,625.48%		$ 1,918

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,685 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,401,687.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,933,500. The weighted average interest rate was .77%. The interest expense amounted to $512 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $168,170 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $49.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 27,449,630
Service Class	-	6,285,159
Service Class 2	-	14,726,472
Initial Class R	-	4,651,583
Service Class R	-	2,342,494
Service Class 2R	-	1,653,621
Investor Class R	-	4,689,140
Total	$ -	$ 61,798,099
From net realized gain
Initial Class	$ 961,601	$ 163,022,999
Service Class	226,832	34,891,161
Service Class 2	568,192	79,417,694
Initial Class R	160,788	26,045,726
Service Class R	84,356	12,931,868
Service Class 2R	65,956	9,495,528
Investor Class R	171,525	22,685,494
Total	$ 2,239,250	$ 348,490,470

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	2,985,818	5,742,422	$ 34,885,861	$ 105,330,600
Reinvestment of distributions	90,291	10,416,592	961,601	190,472,629
Shares redeemed	(8,447,579)	(25,565,528)	(96,308,449)	(491,629,057)
Net increase (decrease)	(5,371,470)	(9,406,514)	$ (60,460,987)	$ (195,825,828)
Service Class
Shares sold	452,151	1,370,007	$ 5,057,359	$ 23,974,828
Reinvestment of distributions	21,379	2,274,580	226,832	41,176,320
Shares redeemed	(1,763,267)	(4,518,541)	(19,218,830)	(82,046,840)
Net increase (decrease)	(1,289,737)	(873,954)	$ (13,934,639)	$ (16,895,692)
Service Class 2
Shares sold	1,898,110	5,449,407	$ 20,660,039	$ 97,500,340
Reinvestment of distributions	53,806	5,238,634	568,192	94,144,166
Shares redeemed	(4,301,489)	(9,062,599)	(47,308,634)	(161,377,161)
Net increase (decrease)	(2,349,573)	1,625,442	$ (26,080,403)	$ 30,267,345
Initial Class R
Shares sold	316,104	600,161	$ 3,474,061	$ 11,570,605
Reinvestment of distributions	15,126	1,690,588	160,788	30,697,309
Shares redeemed	(1,199,814)	(3,415,687)	(12,897,002)	(60,745,148)
Net increase (decrease)	(868,584)	(1,124,938)	$ (9,262,153)	$ (18,477,234)
Service Class R
Shares sold	176,134	517,294	$ 2,001,305	$ 9,780,288
Reinvestment of distributions	7,966	845,462	84,356	15,274,362
Shares redeemed	(666,736)	(1,613,463)	(7,236,144)	(28,583,442)
Net increase (decrease)	(482,636)	(250,707)	$ (5,150,483)	$ (3,528,792)
Service Class 2R
Shares sold	645,276	716,923	$ 7,000,163	$ 13,560,422
Reinvestment of distributions	6,293	621,801	65,956	11,149,149
Shares redeemed	(341,987)	(1,313,080)	(3,676,530)	(23,348,326)
Net increase (decrease)	309,582	25,644	$ 3,389,589	$ 1,361,245
Investor Class R
Shares sold	421,348	1,767,383	$ 4,883,936	$ 32,933,570
Reinvestment of distributions	16,136	1,527,774	171,525	27,374,634
Shares redeemed	(996,216)	(2,169,278)	(10,477,753)	(35,892,907)
Net increase (decrease)	(558,732)	1,125,879	$ (5,422,292)	$ 24,415,297

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0809
1.705696.111

Fidelity® Variable Insurance Products:
Overseas Portfolio - Class R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.89%
Actual		$ 1,000.00	$ 1,031.20	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class	.99%
Actual		$ 1,000.00	$ 1,031.40	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96
Service Class 2	1.13%
Actual		$ 1,000.00	$ 1,030.70	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66
Initial Class R	.89%
Actual		$ 1,000.00	$ 1,032.10	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.38	$ 4.46
Service Class R	.98%
Actual		$ 1,000.00	$ 1,031.40	$ 4.94
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91
Service Class 2R	1.13%
Actual		$ 1,000.00	$ 1,030.00	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66
Investor Class R	.99%
Actual		$ 1,000.00	$ 1,031.30	$ 4.99
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
United Kingdom	23.0%
Japan	17.5%
France	11.3%
Germany	10.0%
Switzerland	7.1%
Hong Kong	3.4%
Australia	3.3%
Spain	3.2%
United States of America	3.1%
Other	18.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2008
United Kingdom	25.1%
Japan	19.0%
France	12.3%
Switzerland	9.6%
Germany	8.3%
United States of America	5.7%
Australia	3.6%
Italy	3.3%
Netherlands	2.7%
Other	10.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.9	98.0
Short-Term Investments and Net Other Assets	0.1	2.0
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.5	2.9
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.1	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	2.0
Toyota Motor Corp. (Japan, Automobiles)	1.9	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.9	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.9
Novo Nordisk AS (Denmark, Pharmaceuticals)	1.4	1.1
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.4	1.6
Anheuser-Busch InBev NV (Belgium, Beverages)	1.4	0.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.8
	17.6
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	23.3
Consumer Staples	11.6	14.5
Consumer Discretionary	11.0	9.8
Energy	8.7	8.5
Materials	8.7	4.8
Information Technology	7.4	5.0
Industrials	7.4	5.2
Health Care	6.9	11.9
Telecommunication Services	6.7	8.5
Utilities	3.5	6.5

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 3.3%
AMP Ltd.	1,043,407	$ 4,102,484
ASX Ltd.	96,059	2,862,831
Australia & New Zealand Banking Group Ltd.	234,901	3,120,893
BHP Billiton Ltd.	367,953	10,079,130
Commonwealth Bank of Australia	227,607	7,151,935
National Australia Bank Ltd.	266,905	4,825,618
Newcrest Mining Ltd.	120,084	2,951,894
Rio Tinto Ltd.	79,200	3,330,957
Rio Tinto Ltd. rights 7/1/09 (a)(d)	41,580	801,009
Seek Ltd.	593,800	1,995,031
Wesfarmers Ltd.	93,194	1,700,707
Westfield Group unit	910,199	8,345,493
TOTAL AUSTRALIA		51,267,982
Belgium - 1.6%
Anheuser-Busch InBev NV	589,100	21,269,749
Fortis (a)	370,100	1,261,508
Hamon & Compagnie International SA	73,974	2,402,121
TOTAL BELGIUM		24,933,378
Bermuda - 0.5%
Clear Media Ltd. (a)	249,000	100,886
Lancashire Holdings Ltd. (a)	387,200	2,971,615
Signet Jewelers Ltd. (United Kingdom)	197,365	3,984,008
TOTAL BERMUDA		7,056,509
Brazil - 0.7%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	303,600	5,291,748
Vivo Participacoes SA sponsored ADR	294,700	5,581,618
TOTAL BRAZIL		10,873,366
Canada - 0.7%
Canadian Natural Resources Ltd.	85,600	4,503,365
Open Text Corp. (a)	59,700	2,181,455
Suncor Energy, Inc.	142,400	4,330,400
TOTAL CANADA		11,015,220
Cayman Islands - 0.1%
Himax Technologies, Inc. sponsored ADR	503,300	1,887,375
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	16,400	4,937,876
China Merchants Bank Co. Ltd. (H Shares)	650	1,488
China Telecom Corp. Ltd. (H Shares)	6,870,000	3,409,951
Parkson Retail Group Ltd.	1,296,500	1,853,601
TOTAL CHINA		10,202,916
Denmark - 1.8%
Danske Bank AS (a)	96,100	1,656,444
Novo Nordisk AS:
Series B	224,400	12,132,129

	Shares	Value
Series B sponsored ADR	179,400	$ 9,770,124
Vestas Wind Systems AS (a)	52,200	3,741,601
TOTAL DENMARK		27,300,298
Finland - 0.5%
Nokia Corp. sponsored ADR	529,200	7,715,736
France - 11.3%
Accor SA (d)	145,877	5,781,585
Alstom SA (d)	132,400	7,810,349
AXA SA	179,815	3,402,971
AXA SA sponsored ADR	158,600	3,007,056
BNP Paribas SA	253,653	16,455,707
Carrefour SA	88,000	3,754,972
CNP Assurances	44,000	4,200,273
Credit Agricole SA	159,900	1,990,813
Danone	281,216	13,877,176
Electricite de France	58,800	2,859,951
Essilor International SA	70,800	3,374,593
Iliad Group SA	28,200	2,734,912
Ingenico SA	246,990	4,711,778
Ipsos SA (d)	113,100	2,839,752
L'Air Liquide SA	34,178	3,121,470
Lafarge SA (Bearer)	72,300	4,893,284
Laurent-Perrier Group	21,000	1,443,378
Michelin SA (Compagnie Generale des Etablissements) Series B	53,000	3,018,702
Nexity	61,400	1,831,034
Pernod Ricard SA (d)	125,510	7,899,493
Remy Cointreau SA	54,000	1,954,242
Sanofi-Aventis sponsored ADR	306,800	9,047,532
Societe Generale Series A	217,741	11,876,463
Total SA:
Series B	286,700	15,537,592
sponsored ADR	249,200	13,514,116
Unibail-Rodamco	102,400	15,248,449
Vallourec SA	33,700	4,090,359
Veolia Environnement	162,797	4,793,179
TOTAL FRANCE		175,071,181
Germany - 10.0%
Allianz AG (Reg.)	77,600	7,146,652
BASF AG	117,800	4,681,194
Bayer AG	157,900	8,465,208
Bayerische Motoren Werke AG (BMW)	221,800	8,350,430
Commerzbank AG (a)(d)	135,300	840,749
Daimler AG	144,800	5,251,896
Daimler AG (Reg.)	130,200	4,722,366
Deutsche Bank AG	122,400	7,466,600
Deutsche Bank AG (NY Shares)	62,000	3,782,000
Deutsche Boerse AG	207,400	16,082,057
Deutsche Post AG	176,800	2,302,656
Deutsche Telekom AG (Reg.)	207,500	2,448,573
E.ON AG	579,032	20,483,891
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE	113,800	$ 5,326,762
Metro AG	310,800	14,831,331
Munich Re Group (Reg.)	83,000	11,198,834
Q-Cells SE (a)	81,400	1,655,607
SAP AG	173,200	6,961,130
SAP AG sponsored ADR (d)	154,600	6,213,374
Siemens AG (Reg.)	105,300	7,285,832
Vossloh AG	73,300	8,796,072
TOTAL GERMANY		154,293,214
Hong Kong - 3.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	458,800	6,120,392
Hang Lung Properties Ltd.	2,089,000	6,914,005
Hang Seng Bank Ltd.	131,600	1,850,914
Hong Kong Exchange & Clearing Ltd.	1,182,100	18,410,492
Hutchison Whampoa Ltd.	1,518,000	9,920,993
Swire Pacific Ltd. (A Shares)	911,500	9,197,448
TOTAL HONG KONG		52,414,244
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	17,618	429,703
Ireland - 1.1%
CRH PLC	505,578	11,559,541
Paddy Power PLC (Ireland)	229,500	5,343,866
TOTAL IRELAND		16,903,407
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,800	4,184,032
Italy - 2.3%
Bulgari SpA	452,000	2,415,618
ENI SpA	405,486	9,615,881
ENI SpA sponsored ADR	134,300	6,367,163
Intesa Sanpaolo SpA (a)	3,187,500	10,261,189
Tod's SpA	43,100	2,454,529
UniCredit SpA (a)	1,885,438	4,747,244
TOTAL ITALY		35,861,624
Japan - 17.5%
Asahi Glass Co. Ltd.	234,000	1,882,493
Canon, Inc.	218,000	7,120,753
Canon, Inc. sponsored ADR	188,900	6,144,917
Denso Corp.	334,800	8,618,923
East Japan Railway Co.	65,900	3,974,454
Eisai Co. Ltd.	136,500	4,874,241
Fanuc Ltd.	60,300	4,857,300
Fast Retailing Co. Ltd.	12,400	1,621,840
Hitachi Ltd.	365,000	1,135,886
Honda Motor Co. Ltd.	405,400	11,152,898
Hoya Corp.	95,000	1,909,171
Japan Retail Fund Investment Corp.	568	2,629,657
Japan Tobacco, Inc.	474	1,485,940

	Shares	Value
JFE Holdings, Inc.	123,900	$ 4,179,945
JTEKT Corp.	363,100	3,697,525
Jupiter Telecommunications Co.	3,815	2,898,822
Kao Corp.	187,000	4,086,106
Konica Minolta Holdings, Inc.	346,000	3,620,366
Mitsubishi Corp.	150,800	2,798,883
Mitsubishi Electric Corp.	765,000	4,851,975
Mitsubishi Estate Co. Ltd.	486,000	8,127,326
Mitsubishi UFJ Financial Group, Inc.	3,523,200	21,755,042
Mitsui & Co. Ltd.	393,600	4,682,261
Mitsui Sumitomo Insurance Group Holdings, Inc.	85,100	2,239,357
Murata Manufacturing Co. Ltd.	116,000	4,936,939
Nippon Telegraph & Telephone Corp.	109,700	4,467,578
Nomura Holdings, Inc.	1,216,800	10,270,821
NTT DoCoMo, Inc.	2,139	3,128,582
Omron Corp.	323,200	4,680,168
ORIX Corp.	25,240	1,522,234
Osaka Gas Co. Ltd.	480,000	1,534,645
Point, Inc.	31,970	1,719,049
Promise Co. Ltd. (d)	398,900	5,105,556
Rakuten, Inc.	11,228	6,771,649
Ricoh Co. Ltd.	789,000	10,196,761
Seven & i Holdings Co., Ltd.	170,500	4,017,595
Sharp Corp.	473,000	4,924,679
Shin-Etsu Chemical Co., Ltd.	76,300	3,548,285
Shiseido Co. Ltd.	85,000	1,395,858
Shizuoka Bank Ltd.	233,000	2,314,642
SMC Corp.	44,500	4,799,450
Softbank Corp.	85,600	1,672,281
Sony Corp.	98,600	2,572,377
Sony Corp. sponsored ADR	34,500	892,170
Sugi Holdings Co. Ltd.	130,700	2,693,097
Sumitomo Corp.	457,900	4,667,647
Sumitomo Metal Industries Ltd.	1,545,000	4,121,711
Sumitomo Mitsui Financial Group, Inc.	342,700	13,980,495
T&D Holdings, Inc.	186,650	5,366,902
Tokio Marine Holdings, Inc.	128,400	3,511,740
Tokyo Electron Ltd.	68,900	3,340,042
Toyota Motor Corp.	541,100	20,462,978
Toyota Motor Corp. sponsored ADR	120,500	9,101,365
Yahoo! Japan Corp. (d)	12,647	4,036,905
TOTAL JAPAN		272,100,282
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	266,600	8,819,128
SES SA (A Shares) FDR unit	451,647	8,552,591
TOTAL LUXEMBOURG		17,371,719
Netherlands - 2.1%
Aegon NV	266,600	1,639,066
ASML Holding NV (NY Shares)	146,200	3,165,230
Gemalto NV (a)	88,800	3,071,644
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	211,700	$ 2,144,505
Koninklijke Ahold NV	449,100	5,155,532
Koninklijke KPN NV	519,200	7,136,434
Koninklijke Philips Electronics NV	203,200	3,751,274
Randstad Holdings NV (a)	116,500	3,221,718
Royal DSM NV	57,600	1,804,164
STMicroelectronics NV	234,200	1,765,309
TOTAL NETHERLANDS		32,854,876
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	44,800	2,424,128
Norway - 1.1%
DnB Nor ASA (a)	324,400	2,471,254
Norsk Hydro ASA (a)	310,000	1,590,436
Pronova BioPharma ASA (a)	721,300	1,917,576
StatoilHydro ASA	320,900	6,316,026
StatoilHydro ASA sponsored ADR	242,400	4,792,248
TOTAL NORWAY		17,087,540
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	2,218,776	5,273,620
Oil Search Ltd.	837,360	3,683,649
TOTAL PAPUA NEW GUINEA		8,957,269
Singapore - 0.8%
Singapore Exchange Ltd.	1,842,000	9,029,412
United Overseas Bank Ltd.	390,000	3,952,775
TOTAL SINGAPORE		12,982,187
South Africa - 1.1%
Aspen Pharmacare Holdings Ltd.	565,600	4,015,639
Impala Platinum Holdings Ltd.	201,200	4,447,194
MTN Group Ltd.	563,100	8,639,092
TOTAL SOUTH AFRICA		17,101,925
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	135,700	1,708,479
Banco Santander SA	1,066,600	12,891,811
EDP Renovaveis SA	492,400	5,042,033
Iberdrola SA	465,000	3,770,037
Iberdrola SA	304,100	2,388,742
Inditex SA	81,000	3,882,351
Telefonica SA	814,580	18,496,750
Telefonica SA sponsored ADR	25,900	1,758,351
TOTAL SPAIN		49,938,554
Sweden - 0.4%
Nordea Bank AB	188,800	1,495,140
Skandinaviska Enskilda Banken AB (A Shares) (a)	327,600	1,439,403

	Shares	Value
Svenska Handelsbanken AB (A Shares)	98,900	$ 1,868,287
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	203,100	1,986,318
TOTAL SWEDEN		6,789,148
Switzerland - 7.1%
ABB Ltd. sponsored ADR	374,900	5,915,922
Adecco SA (Reg.)	115,101	4,795,169
Compagnie Financiere Richemont Series A	281,660	5,854,089
Credit Suisse Group sponsored ADR	117,600	5,377,848
Credit Suisse Group (Reg.)	165,985	7,605,818
Nestle SA (Reg.)	1,025,750	38,635,568
Roche Holding AG (participation certificate)	188,245	25,592,587
Swiss Reinsurance Co. (Reg.)	65,532	2,167,912
UBS AG:
(For. Reg.) (a)	447,317	5,493,102
(NY Shares) (a)	191,543	2,338,740
Zurich Financial Services AG (Reg.)	39,551	6,968,024
TOTAL SWITZERLAND		110,744,779
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	874,000	2,699,665
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	414,100	3,896,681
TOTAL TAIWAN		6,596,346
United Kingdom - 23.0%
Aegis Group PLC	2,629,334	3,979,597
Anglo American PLC:
ADR	404,400	5,920,416
(United Kingdom)	315,908	9,165,192
AstraZeneca PLC:
(United Kingdom)	90,500	3,990,252
sponsored ADR	189,400	8,360,116
Aviva PLC	519,200	2,916,963
BAE Systems PLC	450,800	2,510,430
Barclays PLC	1,612,200	7,491,752
Barclays PLC Sponsored ADR (d)	214,200	3,949,848
BG Group PLC	596,700	9,993,309
BHP Billiton PLC	795,495	17,850,785
BP PLC	2,628,406	20,768,562
British Land Co. PLC	1,032,100	6,486,205
Cairn Energy PLC (a)	126,300	4,866,265
Centrica PLC	2,184,600	8,014,608
Diageo PLC	1,175,300	16,880,480
GlaxoSmithKline PLC	295,600	5,221,122
Hammerson PLC (d)	684,500	3,457,143
Hays PLC	1,754,300	2,474,819
Hikma Pharmaceuticals PLC	223,300	1,724,765
HSBC Holdings PLC:
(United Kingdom) (Reg.)	915,380	7,625,966
sponsored ADR (d)	584,932	24,432,610
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	276,700	$ 7,183,261
Informa PLC	1,875,580	6,757,487
InterContinental Hotel Group PLC	303,900	3,114,758
Intertek Group PLC	146,000	2,505,202
Jardine Lloyd Thompson Group PLC	1,201,473	7,970,653
Johnson Matthey PLC	229,700	4,349,525
Land Securities Group PLC	373,700	2,897,210
Lloyds TSB Group PLC	1,863,744	2,144,151
Man Group PLC	1,312,125	5,990,233
Marks & Spencer Group PLC	1,273,000	6,408,484
Prudential PLC	709,900	4,829,233
Reed Elsevier PLC	404,214	3,009,092
Rio Tinto PLC:
rights 7/1/09 (a)	20,475	235,118
(Reg.)	39,000	1,350,586
sponsored ADR	60,400	9,897,748
Royal Bank of Scotland Group PLC	3,404,900	2,164,447
Royal Dutch Shell PLC:
Class A (United Kingdom)	547,000	13,660,437
Class A sponsored ADR	189,600	9,516,024
Class B	236,000	5,941,223
Scottish & Southern Energy PLC	327,000	6,127,411
Standard Chartered PLC (United Kingdom)	702,400	13,173,308
Sthree PLC	229,400	683,089
Tesco PLC	935,900	5,444,365
The Restaurant Group PLC	446,300	1,049,950
Vodafone Group PLC	13,676,462	26,599,116
Vodafone Group PLC sponsored ADR	228,800	4,459,312
William Hill PLC	1,869,858	6,044,727
William Morrison Supermarkets PLC	1,372,600	5,340,484
WPP PLC	585,000	3,890,134
Xstrata PLC	497,900	5,384,077
TOTAL UNITED KINGDOM		356,202,050
United States of America - 3.0%
Aon Corp.	168,400	6,377,308

	Shares	Value
Apple, Inc. (a)	17,100	$ 2,435,553
Calgon Carbon Corp. (a)	249,617	3,467,180
Estee Lauder Companies, Inc. Class A	378,500	12,365,595
Gilead Sciences, Inc. (a)	45,100	2,112,484
Google, Inc. Class A (sub. vtg.) (a)	21,600	9,106,344
Philip Morris International, Inc.	147,200	6,420,864
Sohu.com, Inc. (a)	64,100	4,027,403
TOTAL UNITED STATES OF AMERICA		46,312,731
TOTAL COMMON STOCKS (Cost $1,633,787,267)		1,548,873,719
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.40% (b)	4,620,338	4,620,338
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	42,639,986	42,639,986
TOTAL MONEY MARKET FUNDS (Cost $47,260,324)		47,260,324
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,681,047,591)		1,596,134,043
NET OTHER ASSETS - (3.0)%		(45,852,725)
NET ASSETS - 100%		$ 1,550,281,318
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,977
Fidelity Securities Lending Cash Central Fund	1,401,687
Total	$ 1,436,664
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 356,202,050	$ 257,793,443	$ 98,408,607	$ -
Japan	272,100,282	186,521,627	85,578,655	-
France	175,071,181	156,130,618	18,940,563	-
Germany	154,293,214	118,262,061	36,031,153	-
Switzerland	110,744,779	97,645,859	13,098,920	-
Hong Kong	52,414,244	52,414,244	-	-
Australia	51,267,982	40,387,843	10,880,139	-
Spain	49,938,554	16,841,514	33,097,040	-
United States of America	46,312,731	46,312,731	-	-
Other	280,528,702	259,841,782	20,686,920	-
Money Market Funds	47,260,324	47,260,324	-	-
Total Investments in Securities:	$ 1,596,134,043	$ 1,279,412,046	$ 316,722,997	$ -

The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,656,594
Total Realized Gain/Loss	(17,900,926)
Total Unrealized Gain Loss	7,521,996
Cost of purchases	12,372,825
Proceeds of sales	(17,227,962)
Amortization/Accretion	-
Transfers in/out of level 3:	(22,422,527)
Ending Balance	$ -
Net change in unrealized appreciation/depreciation on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $243,257,460 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,681,797) - See accompanying schedule: Unaffiliated issuers (cost $1,633,787,267)	$ 1,548,873,719
Fidelity Central Funds (cost $47,260,324)	47,260,324
Total Investments (cost $1,681,047,591)		$ 1,596,134,043
Foreign currency held at value (cost $45)		45
Receivable for investments sold		6,265,505
Receivable for fund shares sold		410,953
Dividends receivable		5,414,678
Distributions receivable from Fidelity Central Funds		119,460
Prepaid expenses		9,906
Other affiliated receivables		708
Other receivables		1,660,190
Total assets		1,610,015,488

Liabilities
Payable to custodian bank	$ 100,318
Payable for investments purchased	9,300,621
Payable for fund shares redeemed	5,691,080
Accrued management fee	948,967
Distribution fees payable	113,885
Other affiliated payables	156,171
Other payables and accrued expenses	783,142
Collateral on securities loaned, at value	42,639,986
Total liabilities		59,734,170

Net Assets		$ 1,550,281,318
Net Assets consist of:
Paid in capital		$ 2,173,816,240
Undistributed net investment income		25,333,074
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(563,961,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(84,906,565)
Net Assets		$ 1,550,281,318

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($657,219,527 ÷ 52,435,914 shares)	$ 12.53

Service Class: Net Asset Value, offering price and redemption price per share ($154,416,938 ÷ 12,375,036 shares)	$ 12.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($397,270,390 ÷ 31,997,241 shares)	$ 12.42

Initial Class R: Net Asset Value, offering price and redemption price per share ($111,463,985 ÷ 8,913,201 shares)	$ 12.51

Service Class R: Net Asset Value, offering price and redemption price per share ($57,643,492 ÷ 4,626,613 shares)	$ 12.46

Service Class 2R: Net Asset Value, offering price and redemption price per share ($51,472,368 ÷ 4,177,806 shares)	$ 12.32

Investor Class R: Net Asset Value, offering price and redemption price per share ($120,794,618 ÷ 9,663,347 shares)	$ 12.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 33,929,777
Interest		3,332
Income from Fidelity Central Funds		1,436,664
		35,369,773
Less foreign taxes withheld		(3,167,827)
Total income		32,201,946

Expenses
Management fee	$ 5,172,864
Transfer agent fees	697,410
Distribution fees	614,476
Accounting and security lending fees	334,691
Custodian fees and expenses	119,056
Independent trustees' compensation	5,856
Appreciation in deferred trustee compensation account	46
Audit	35,488
Legal	22,337
Interest	2,430
Miscellaneous	67,382
Total expenses before reductions	7,072,036
Expense reductions	(168,219)	6,903,817
Net investment income (loss)		25,298,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(302,535,026)
Foreign currency transactions	(624,825)
Total net realized gain (loss)		(303,159,851)
Change in net unrealized appreciation (depreciation) on: Investment securities	312,760,185
Assets and liabilities in foreign currencies	66,250
Total change in net unrealized appreciation (depreciation)		312,826,435
Net gain (loss)		9,666,584
Net increase (decrease) in net assets resulting from operations		$ 34,964,713

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,298,129	$ 62,527,697
Net realized gain (loss)	(303,159,851)	(249,321,918)
Change in net unrealized appreciation (depreciation)	312,826,435	(1,217,207,504)
Net increase (decrease) in net assets resulting from operations	34,964,713	(1,404,001,725)
Distributions to shareholders from net investment income	-	(61,798,099)
Distributions to shareholders from net realized gain	(2,239,250)	(348,490,470)
Total distributions	(2,239,250)	(410,288,569)
Share transactions - net increase (decrease)	(116,921,368)	(178,683,659)
Redemption fees	13,159	67,067
Total increase (decrease) in net assets	(84,182,746)	(1,992,906,886)

Net Assets
Beginning of period	1,634,464,064	3,627,370,950
End of period (including undistributed net investment income of $25,333,074 and undistributed net investment income of $34,945, respectively)	$ 1,550,281,318	$ 1,634,464,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.20	.46	.45	.38	.20	.13
Net realized and unrealized gain (loss)	.18	(10.67)	3.42	3.30	3.10	1.97
Total from investment operations	.38	(10.21)	3.87	3.68	3.30	2.10
Distributions from net investment income	-	(.49)	(.84)	(.19)	(.12)	(.18)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.95)	(2.50)	(.32)	(.21)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.53	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51
Total Return B, C, D	3.12%	(43.83)%	17.41%	18.09%	19.06%	13.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of all reductions	.86% A	.84%	.82%	.81%	.82%	.87%
Net investment income (loss)	3.59% A	2.45%	1.85%	1.76%	1.11%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 657,220	$ 703,357	$ 1,702,235	$ 1,624,901	$ 1,549,179	$ 1,491,485
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44	$ 15.53
Income from Investment Operations
Net investment income (loss) E	.20	.44	.43	.36	.18	.11
Net realized and unrealized gain (loss)	.18	(10.61)	3.39	3.28	3.09	1.97
Total from investment operations	.38	(10.17)	3.82	3.64	3.27	2.08
Distributions from net investment income	-	(.48)	(.79)	(.17)	(.10)	(.17)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.94)	(2.45)	(.30)	(.19)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.48	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44
Total Return B, C, D	3.14%	(43.89)%	17.25%	17.95%	18.97%	13.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.97%	.95%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.99% A	.97%	.95%	.98%	.99%	1.01%
Expenses net of all reductions	.96% A	.94%	.92%	.91%	.92%	.97%
Net investment income (loss)	3.49% A	2.35%	1.75%	1.66%	1.02%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,417	$ 165,608	$ 366,777	$ 362,060	$ 329,759	$ 322,649
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.19	.40	.39	.33	.14	.08
Net realized and unrealized gain (loss)	.18	(10.54)	3.37	3.27	3.08	1.97
Total from investment operations	.37	(10.14)	3.76	3.60	3.22	2.05
Distributions from net investment income	-	(.45)	(.73)	(.15)	(.09)	(.16)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.91)	(2.39)	(.28)	(.18)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39
Total Return B, C, D	3.07%	(43.96)%	17.05%	17.83%	18.72%	13.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.12%	1.10%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.12%	1.10%	1.13%	1.14%	1.16%
Expenses net of all reductions	1.11% A	1.09%	1.07%	1.06%	1.07%	1.12%
Net investment income (loss)	3.34% A	2.21%	1.60%	1.51%	.79%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,270	$ 414,492	$ 821,943	$ 703,421	$ 502,801	$ 319,708
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49	$ 15.57
Income from Investment Operations
Net investment income (loss) E	.20	.46	.45	.38	.19	.12
Net realized and unrealized gain (loss)	.19	(10.65)	3.41	3.29	3.10	1.98
Total from investment operations	.39	(10.19)	3.86	3.67	3.29	2.10
Distributions from net investment income	-	(.49)	(.84)	(.19)	(.12)	(.18)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.95)	(2.50)	(.32)	(.21)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.51	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49
Total Return B, C, D	3.21%	(43.84)%	17.40%	18.08%	19.05%	13.59%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of fee waivers, if any	.89% A	.87%	.85%	.88%	.89%	.91%
Expenses net of all reductions	.86% A	.84%	.82%	.81%	.82%	.87%
Net investment income (loss)	3.59% A	2.46%	1.85%	1.76%	1.08%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,464	$ 118,749	$ 275,678	$ 240,693	$ 184,245	$ 132,064
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43	$ 15.52
Income from Investment Operations
Net investment income (loss) E	.20	.43	.43	.36	.17	.11
Net realized and unrealized gain (loss)	.18	(10.58)	3.38	3.27	3.09	1.97
Total from investment operations	.38	(10.15)	3.81	3.63	3.26	2.08
Distributions from net investment income	-	(.48)	(.79)	(.17)	(.10)	(.17)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.94)	(2.45)	(.30)	(.19)	(.17)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.46	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43
Total Return B, C, D	3.14%	(43.88)%	17.23%	17.95%	18.92%	13.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.98% A	.96%	.94%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.98% A	.96%	.94%	.98%	.99%	1.01%
Expenses net of all reductions	.96% A	.94%	.92%	.91%	.92%	.96%
Net investment income (loss)	3.50% A	2.36%	1.75%	1.66%	.96%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,643	$ 61,825	$ 135,038	$ 133,934	$ 115,449	$ 86,509
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30	$ 15.42
Income from Investment Operations
Net investment income (loss) E	.19	.40	.39	.32	.14	.08
Net realized and unrealized gain (loss)	.17	(10.46)	3.35	3.26	3.07	1.96
Total from investment operations	.36	(10.06)	3.74	3.58	3.21	2.04
Distributions from net investment income	-	(.45)	(.74)	(.16)	(.10)	(.16)
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	(.09)	-
Total distributions	(.02)	(2.91)	(2.40)	(.29)	(.19)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.32	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30
Total Return B, C, D	3.00%	(43.94)%	17.06%	17.81%	18.74%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.11%	1.09%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.13% A	1.11%	1.09%	1.13%	1.14%	1.16%
Expenses net of all reductions	1.11% A	1.09%	1.07%	1.06%	1.07%	1.11%
Net investment income (loss)	3.35% A	2.21%	1.60%	1.51%	.77%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,472	$ 46,323	$ 95,871	$ 68,729	$ 49,373	$ 27,562
Portfolio turnover rate G	98% A	77%	62%	123%	92%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.20	.43	.42	.36	.02
Net realized and unrealized gain (loss)	.18	(10.62)	3.41	3.29	2.88
Total from investment operations	.38	(10.19)	3.83	3.65	2.90
Distributions from net investment income	-	(.48)	(.81)	(.20)	-
Distributions from net realized gain	(.02)	(2.46)	(1.66)	(.13)	-
Total distributions	(.02)	(2.94)	(2.47)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 12.50	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Total Return B, C, D	3.13%	(43.89)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	.96%	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.99% A	.96%	.96%	1.01%	1.07% A
Expenses net of all reductions	.97% A	.93%	.94%	.93%	1.00% A
Net investment income (loss)	3.48% A	2.36%	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,795	$ 124,111	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	98% A	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 186,033,822
Unrealized depreciation	(294,587,953)
Net unrealized appreciation (depreciation)	$ (108,554,131)
Cost for federal income tax purposes	$ 1,704,688,174

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $710,486,739 and $771,257,458, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 72,367
Service Class 2	459,544
Service Class R	26,939
Service Class 2R	55,626
$ 614,476

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 277,703
Service Class	63,997
Service Class 2	160,374
Initial Class R	45,470
Service Class R	22,867
Service Class 2R	18,679
Investor Class R	108,320
$ 697,410

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $958 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	WeightedAverage Interest Rate	Interest Expense
Borrower	$ 5,975,625.48%		$ 1,918

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,685 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,401,687.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,933,500. The weighted average interest rate was .77%. The interest expense amounted to $512 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $168,170 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $49.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 27,449,630
Service Class	-	6,285,159
Service Class 2	-	14,726,472
Initial Class R	-	4,651,583
Service Class R	-	2,342,494
Service Class 2R	-	1,653,621
Investor Class R	-	4,689,140
Total	$ -	$ 61,798,099
From net realized gain
Initial Class	$ 961,601	$ 163,022,999
Service Class	226,832	34,891,161
Service Class 2	568,192	79,417,694
Initial Class R	160,788	26,045,726
Service Class R	84,356	12,931,868
Service Class 2R	65,956	9,495,528
Investor Class R	171,525	22,685,494
Total	$ 2,239,250	$ 348,490,470

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	2,985,818	5,742,422	$ 34,885,861	$ 105,330,600
Reinvestment of distributions	90,291	10,416,592	961,601	190,472,629
Shares redeemed	(8,447,579)	(25,565,528)	(96,308,449)	(491,629,057)
Net increase (decrease)	(5,371,470)	(9,406,514)	$ (60,460,987)	$ (195,825,828)
Service Class
Shares sold	452,151	1,370,007	$ 5,057,359	$ 23,974,828
Reinvestment of distributions	21,379	2,274,580	226,832	41,176,320
Shares redeemed	(1,763,267)	(4,518,541)	(19,218,830)	(82,046,840)
Net increase (decrease)	(1,289,737)	(873,954)	$ (13,934,639)	$ (16,895,692)
Service Class 2
Shares sold	1,898,110	5,449,407	$ 20,660,039	$ 97,500,340
Reinvestment of distributions	53,806	5,238,634	568,192	94,144,166
Shares redeemed	(4,301,489)	(9,062,599)	(47,308,634)	(161,377,161)
Net increase (decrease)	(2,349,573)	1,625,442	$ (26,080,403)	$ 30,267,345
Initial Class R
Shares sold	316,104	600,161	$ 3,474,061	$ 11,570,605
Reinvestment of distributions	15,126	1,690,588	160,788	30,697,309
Shares redeemed	(1,199,814)	(3,415,687)	(12,897,002)	(60,745,148)
Net increase (decrease)	(868,584)	(1,124,938)	$ (9,262,153)	$ (18,477,234)
Service Class R
Shares sold	176,134	517,294	$ 2,001,305	$ 9,780,288
Reinvestment of distributions	7,966	845,462	84,356	15,274,362
Shares redeemed	(666,736)	(1,613,463)	(7,236,144)	(28,583,442)
Net increase (decrease)	(482,636)	(250,707)	$ (5,150,483)	$ (3,528,792)
Service Class 2R
Shares sold	645,276	716,923	$ 7,000,163	$ 13,560,422
Reinvestment of distributions	6,293	621,801	65,956	11,149,149
Shares redeemed	(341,987)	(1,313,080)	(3,676,530)	(23,348,326)
Net increase (decrease)	309,582	25,644	$ 3,389,589	$ 1,361,245
Investor Class R
Shares sold	421,348	1,767,383	$ 4,883,936	$ 32,933,570
Reinvestment of distributions	16,136	1,527,774	171,525	27,374,634
Shares redeemed	(996,216)	(2,169,278)	(10,477,753)	(35,892,907)
Net increase (decrease)	(558,732)	1,125,879	$ (5,422,292)	$ 24,415,297

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0809
1.774855.107

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.83%
Actual		$ 1,000.00	$ 1,078.10	$ 4.28
Hypothetical A		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class	.94%
Actual		$ 1,000.00	$ 1,076.60	$ 4.84
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2	1.08%
Actual		$ 1,000.00	$ 1,077.30	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41
Investor Class	.92%
Actual		$ 1,000.00	$ 1,078.10	$ 4.74
Hypothetical A		$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Avnet, Inc.	1.4	1.2
JPMorgan Chase & Co.	1.3	1.1
Arrow Electronics, Inc.	1.2	1.1
PNC Financial Services Group, Inc.	1.2	0.5
Wells Fargo & Co.	1.1	0.0
The Stanley Works	1.1	1.1
National Semiconductor Corp.	1.1	0.9
The Goodyear Tire & Rubber Co.	1.1	0.4
Avon Products, Inc.	1.0	0.8
Agilent Technologies, Inc.	1.0	0.8
	11.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	19.8
Information Technology	16.8	16.1
Consumer Discretionary	15.8	21.6
Industrials	13.1	13.2
Energy	8.2	6.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 98.0%		Stocks 98.3%
	Bonds 1.0%		Bonds 0.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	11.7%	** Foreign investments	9.4%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.0%
Autoliv, Inc.	3,200	$ 92,064
BorgWarner, Inc.	1,900	64,885
Gentex Corp.	11,640	135,024
Johnson Controls, Inc.	26,751	581,032
The Goodyear Tire & Rubber Co. (a)	91,000	1,024,660
		1,897,665
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	1,547	58,242
Fiat SpA (a)	6,421	64,488
Harley-Davidson, Inc.	3,626	58,777
Renault SA (a)	5,100	187,214
Thor Industries, Inc.	5,033	92,456
Winnebago Industries, Inc.	37,964	282,073
		743,250
Diversified Consumer Services - 0.2%
H&R Block, Inc.	3,100	53,413
Regis Corp.	5,700	99,237
		152,650
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	50,800	865,124
Burger King Holdings, Inc.	21,290	367,678
Carnival Corp. unit	24,100	621,057
Penn National Gaming, Inc. (a)	3,274	95,306
Starbucks Corp. (a)	5,500	76,395
Starwood Hotels & Resorts Worldwide, Inc.	13,300	295,260
Vail Resorts, Inc. (a)	6,300	168,966
WMS Industries, Inc. (a)	16,626	523,885
Wyndham Worldwide Corp.	32,296	391,428
		3,405,099
Household Durables - 4.2%
Black & Decker Corp.	20,697	593,176
Centex Corp.	29,700	251,262
Ethan Allen Interiors, Inc.	38,105	394,768
Harman International Industries, Inc.	6,000	112,800
KB Home	7,300	99,864
La-Z-Boy, Inc.	16,000	75,520
Leggett & Platt, Inc.	50,100	763,023
Newell Rubbermaid, Inc.	1,731	18,020
The Stanley Works	30,700	1,038,888
Whirlpool Corp.	16,800	715,008
		4,062,329
Leisure Equipment & Products - 0.4%
Brunswick Corp.	46,492	200,845
Eastman Kodak Co.	65,000	192,400
		393,245
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	12,400	174,840

	Shares	Value
Discovery Communications, Inc. Class C (a)	14,318	$ 293,949
Interpublic Group of Companies, Inc. (a)	14,577	73,614
Lamar Advertising Co. Class A (a)(e)	6,883	105,103
Live Nation, Inc. (a)	16,200	78,732
Omnicom Group, Inc.	2,957	93,382
WPP PLC	14,119	93,889
		913,509
Multiline Retail - 0.5%
Macy's, Inc.	22,620	266,011
Nordstrom, Inc. (e)	12,287	244,388
		510,399
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	12,177	97,172
Asbury Automotive Group, Inc.	15,968	163,512
Best Buy Co., Inc.	2,200	73,678
Collective Brands, Inc. (a)	8,000	116,560
Gap, Inc.	6,321	103,664
Limited Brands, Inc.	8,000	95,760
OfficeMax, Inc.	61,025	383,237
PetSmart, Inc.	4,853	104,145
Sherwin-Williams Co.	3,310	177,913
Staples, Inc.	4,643	93,649
Williams-Sonoma, Inc. (e)	70,370	835,292
		2,244,582
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	60,136	173,192
VF Corp.	1,700	94,095
		267,287
TOTAL CONSUMER DISCRETIONARY		14,590,015
CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Anheuser-Busch InBev NV	11,040	398,605
Carlsberg AS:
Series A	2,675	175,110
Series B	2,400	153,943
Coca-Cola Enterprises, Inc.	21,840	363,636
		1,091,294
Food & Staples Retailing - 1.4%
Safeway, Inc.	5,200	105,924
SUPERVALU, Inc.	22,100	286,195
Sysco Corp.	34,100	766,568
Winn-Dixie Stores, Inc. (a)	12,487	156,587
		1,315,274
Food Products - 1.3%
Cermaq ASA	11,100	88,442
ConAgra Foods, Inc.	1,500	28,590
Corn Products International, Inc.	7,488	200,604
Marine Harvest ASA (a)	536,000	359,989
Ralcorp Holdings, Inc. (a)	1,700	103,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	9,700	$ 135,509
Tyson Foods, Inc. Class A	27,631	348,427
		1,265,125
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,874	150,138
Personal Products - 1.0%
Avon Products, Inc.	38,300	987,374
Tobacco - 0.1%
Lorillard, Inc.	1,500	101,655
TOTAL CONSUMER STAPLES		4,910,860
ENERGY - 8.2%
Energy Equipment & Services - 3.2%
BJ Services Co.	27,040	368,555
ENSCO International, Inc.	3,600	125,532
Helmerich & Payne, Inc.	11,500	355,005
Nabors Industries Ltd. (a)	23,700	369,246
National Oilwell Varco, Inc. (a)	16,328	533,272
Patterson-UTI Energy, Inc.	36,400	468,104
Smith International, Inc.	11,300	290,975
Weatherford International Ltd. (a)	29,966	586,135
		3,096,824
Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	13,700	419,768
Canadian Natural Resources Ltd.	7,200	378,788
Chesapeake Energy Corp.	9,500	188,385
EOG Resources, Inc.	8,400	570,528
EXCO Resources, Inc. (a)	22,500	290,700
Marathon Oil Corp.	19,172	577,652
Petrohawk Energy Corp. (a)	19,800	441,540
Plains Exploration & Production Co. (a)	3,800	103,968
Range Resources Corp.	8,800	364,408
Southwestern Energy Co. (a)	11,400	442,890
Suncor Energy, Inc.	16,600	504,808
Ultra Petroleum Corp. (a)	12,500	487,500
		4,770,935
TOTAL ENERGY		7,867,759
FINANCIALS - 21.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	7,148	173,482
Bank of New York Mellon Corp.	26,175	767,189
Morgan Stanley	10,660	303,917
T. Rowe Price Group, Inc.	1,559	64,964
TD Ameritrade Holding Corp. (a)	24,800	434,992
		1,744,544
Commercial Banks - 6.1%
Associated Banc-Corp.	14,751	184,388

	Shares	Value
Boston Private Financial Holdings, Inc.	11,063	$ 49,562
CapitalSource, Inc.	35,400	172,752
Comerica, Inc.	25,000	528,750
Fifth Third Bancorp	59,300	421,030
Huntington Bancshares, Inc.	98,647	412,344
KeyCorp	93,600	490,464
M&T Bank Corp.	2,200	112,046
Marshall & Ilsley Corp.	37,259	178,843
PNC Financial Services Group, Inc.	28,796	1,117,573
TCF Financial Corp. (e)	18,100	241,997
U.S. Bancorp, Delaware	28,700	514,304
Wells Fargo & Co.	45,595	1,106,135
Zions Bancorp (e)	32,904	380,370
		5,910,558
Consumer Finance - 1.8%
American Express Co.	16,377	380,601
Capital One Financial Corp.	44,099	964,886
Discover Financial Services	35,639	366,013
		1,711,500
Diversified Financial Services - 2.3%
Bank of America Corp.	71,510	943,932
Gimv NV	100	4,991
JPMorgan Chase & Co.	36,286	1,237,715
		2,186,638
Insurance - 3.9%
Everest Re Group Ltd.	6,167	441,372
Lincoln National Corp.	32,268	555,332
Loews Corp.	20,786	569,536
Marsh & McLennan Companies, Inc.	38,400	772,992
MetLife, Inc.	5,400	162,054
PartnerRe Ltd.	6,600	428,670
Principal Financial Group, Inc.	3,500	65,940
Unum Group	17,320	274,695
Validus Holdings Ltd.	3,049	67,017
Willis Group Holdings Ltd.	14,800	380,804
XL Capital Ltd. Class A	6,000	68,760
Zenith National Insurance Corp.	100	2,174
		3,789,346
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	7,800	279,162
Brandywine Realty Trust (SBI)	20,373	151,779
Camden Property Trust (SBI)	9,553	263,663
CBL & Associates Properties, Inc.	9,400	50,666
Digital Realty Trust, Inc.	8,708	312,182
Duke Realty LP	21,800	191,186
Highwoods Properties, Inc. (SBI)	15,070	337,116
Host Hotels & Resorts, Inc.	19,600	164,444
ProLogis Trust	51,491	415,017
Regency Centers Corp.	5,700	198,987
Simon Property Group, Inc.	3,700	190,291
SL Green Realty Corp.	7,300	167,462
The Macerich Co. (e)	21,340	375,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	6,800	$ 203,048
Vornado Realty Trust	14,578	656,447
		3,957,247
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	23,500	187,295
CB Richard Ellis Group, Inc. Class A (a)	56,822	531,854
		719,149
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc. (e)	38,300	409,427
TOTAL FINANCIALS		20,428,409
HEALTH CARE - 2.8%
Biotechnology - 0.1%
Dendreon Corp. (a)	2,300	57,155
Health Care Equipment & Supplies - 0.4%
Cooper Companies, Inc.	5,100	126,123
Covidien PLC	4,500	168,480
Orthofix International NV (a)	3,475	86,910
		381,513
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	16,647	162,142
Emeritus Corp. (a)	710	9,379
Henry Schein, Inc. (a)	9,998	479,404
McKesson Corp.	7,300	321,200
Universal Health Services, Inc. Class B	8,042	392,852
VCA Antech, Inc. (a)	8,831	235,788
		1,600,765
Health Care Technology - 0.1%
IMS Health, Inc.	10,180	129,286
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	6,647	66,404
King Pharmaceuticals, Inc. (a)	32,800	315,864
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,552	76,576
ViroPharma, Inc. (a)	9,000	53,370
		512,214
TOTAL HEALTH CARE		2,680,933
INDUSTRIALS - 13.0%
Aerospace & Defense - 0.7%
Heico Corp. Class A	10,417	304,801
Precision Castparts Corp.	5,500	401,665
		706,466
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	14,600	729,854

	Shares	Value
Airlines - 0.2%
Delta Air Lines, Inc. (a)	27,100	$ 156,909
Building Products - 1.0%
Masco Corp.	52,700	504,866
Owens Corning (a)	36,075	461,039
		965,905
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	38,721	109,193
Cintas Corp.	1,200	27,408
Clean Harbors, Inc. (a)	6,600	356,334
Consolidated Graphics, Inc. (a)	9,388	163,539
R.R. Donnelley & Sons Co.	49,217	571,902
Republic Services, Inc.	36,590	893,162
The Brink's Co.	4,300	124,829
		2,246,367
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	30,345	335,919
Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,400	123,420
Cooper Industries Ltd. Class A	8,577	266,316
Regal-Beloit Corp.	3,100	123,132
Sunpower Corp. Class B (a)	7,274	174,212
		687,080
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	8,500	204,340
Machinery - 2.7%
Albany International Corp. Class A	17,365	197,614
Briggs & Stratton Corp.	10,389	138,589
Crane Co.	3,200	71,392
Cummins, Inc.	15,881	559,170
Deere & Co.	7,700	307,615
Eaton Corp.	7,400	330,114
Ingersoll-Rand Co. Ltd. Class A	9,900	206,910
Kennametal, Inc.	8,400	161,112
Navistar International Corp. (a)	7,400	322,640
Oshkosh Co.	2,000	29,080
Pentair, Inc.	11,423	292,657
		2,616,893
Professional Services - 1.3%
Experian PLC	21,072	157,473
IHS, Inc. Class A (a)	5,750	286,753
Manpower, Inc.	10,408	440,675
Monster Worldwide, Inc. (a)	21,341	252,037
MPS Group, Inc. (a)	13,231	101,085
		1,238,023
Road & Rail - 2.3%
Canadian National Railway Co.	8,600	369,480
Con-way, Inc.	23,450	828,020
CSX Corp.	5,900	204,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	19,400	$ 541,648
Union Pacific Corp.	5,400	281,124
		2,224,589
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	3,300	270,204
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	22,561	92,726
TOTAL INDUSTRIALS		12,475,275
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.5%
Motorola, Inc.	79,400	526,422
Computers & Peripherals - 1.2%
Gemalto NV (a)	4,170	144,243
NCR Corp. (a)	58,600	693,238
Seagate Technology	18,800	196,648
Western Digital Corp. (a)	4,500	119,250
		1,153,379
Electronic Equipment & Components - 5.8%
Agilent Technologies, Inc. (a)	48,049	975,875
Arrow Electronics, Inc. (a)	57,053	1,211,806
Avnet, Inc. (a)	62,777	1,320,199
Corning, Inc.	25,900	415,954
Flextronics International Ltd. (a)	159,300	654,723
Itron, Inc. (a)	4,716	259,710
Tyco Electronics Ltd.	42,100	782,639
		5,620,906
Internet Software & Services - 0.6%
eBay, Inc. (a)	3,959	67,818
VeriSign, Inc. (a)	19,438	359,214
Yahoo!, Inc. (a)	12,100	189,486
		616,518
IT Services - 1.5%
Accenture Ltd. Class A	12,900	431,634
Lender Processing Services, Inc.	3,549	98,556
The Western Union Co.	36,500	598,600
Visa, Inc.	4,564	284,155
		1,412,945
Office Electronics - 1.0%
Xerox Corp.	148,200	960,336
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	60,700	665,879
ASML Holding NV (NY Shares)	35,944	778,188
Fairchild Semiconductor International, Inc. (a)	121,400	848,586
International Rectifier Corp. (a)	2,700	39,987
KLA-Tencor Corp.	4,700	118,675

	Shares	Value
Lam Research Corp. (a)	3,400	$ 88,400
Maxim Integrated Products, Inc.	27,400	429,906
Micron Technology, Inc. (a)	58,754	297,295
MKS Instruments, Inc. (a)	15,600	205,764
National Semiconductor Corp.	82,200	1,031,610
Standard Microsystems Corp. (a)	12,354	252,639
Varian Semiconductor Equipment Associates, Inc. (a)	14,151	339,482
		5,096,411
Software - 0.9%
ANSYS, Inc. (a)	5,700	177,612
BMC Software, Inc. (a)	3,300	111,507
Electronic Arts, Inc. (a)	24,894	540,698
		829,817
TOTAL INFORMATION TECHNOLOGY		16,216,734
MATERIALS - 7.6%
Chemicals - 2.7%
Albemarle Corp.	25,026	639,915
Arkema sponsored ADR	8,511	199,157
Ashland, Inc.	7,000	196,350
Calgon Carbon Corp. (a)	11,069	153,748
Celanese Corp. Class A	10,800	256,500
Cytec Industries, Inc.	5,040	93,845
FMC Corp.	8,148	385,400
H.B. Fuller Co.	18,752	351,975
Solutia, Inc. (a)	24,591	141,644
W.R. Grace & Co. (a)	12,355	152,831
		2,571,365
Construction Materials - 0.3%
Vulcan Materials Co.	7,257	312,777
Containers & Packaging - 2.0%
Ball Corp.	15,300	690,948
Owens-Illinois, Inc. (a)	31,612	885,452
Rock-Tenn Co. Class A	9,690	369,770
		1,946,170
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd. (Canada)	1,300	68,482
Alcoa, Inc.	33,300	343,989
Barrick Gold Corp.	6,700	225,522
Commercial Metals Co.	19,658	315,118
Eldorado Gold Corp. (a)	7,200	64,875
Goldcorp, Inc.	1,900	66,045
Lihir Gold Ltd. (a)	59,952	142,495
Newcrest Mining Ltd.	9,937	244,270
Newmont Mining Corp.	6,914	282,575
Randgold Resources Ltd. sponsored ADR	5,234	335,866
		2,089,237
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	14,445	$ 439,561
TOTAL MATERIALS		7,359,110
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc.	82,266	341,404
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	72,200	347,282
TOTAL TELECOMMUNICATION SERVICES		688,686
UTILITIES - 7.2%
Electric Utilities - 4.9%
Allegheny Energy, Inc.	24,121	618,704
American Electric Power Co., Inc.	18,329	529,525
Edison International	5,200	163,592
Entergy Corp.	11,600	899,232
Exelon Corp.	13,300	681,093
FirstEnergy Corp.	19,100	740,125
Pinnacle West Capital Corp.	12,544	378,202
PPL Corp.	9,800	323,008
Southern Co.	13,500	420,660
		4,754,141
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	37,600	436,536
Calpine Corp. (a)	8,908	99,324
NRG Energy, Inc. (a)	13,934	361,727
		897,587
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	27,100	300,268
PG&E Corp.	12,000	461,280
Sempra Energy	11,400	565,782
		1,327,330
TOTAL UTILITIES		6,979,058
TOTAL COMMON STOCKS (Cost $128,382,433)		94,196,839
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	2,900	72,860
Commercial Banks - 0.0%
KeyCorp Series A, 7.75%	300	20,850

	Shares	Value
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	4,100	$ 70,713
TOTAL FINANCIALS		164,423
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA (a)	7,800	48,113
TOTAL PREFERRED STOCKS (Cost $430,449)		212,536
Convertible Bonds - 1.0%
	Principal Amount
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
Ford Motor Co. 4.25% 12/15/36	$ 560,000	477,008
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	20,000	26,820
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	20,000	28,233
TOTAL CONSUMER DISCRETIONARY		532,061
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Digital Realty Trust LP 5.5% 4/15/29 (f)	60,000	59,025
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	182,000	75,530
TOTAL FINANCIALS		134,555
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	50,000	57,485
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	30,000	30,099
TOTAL INDUSTRIALS		87,584
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	30,000	35,363
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 3% 2/15/12	$ 50,000	$ 56,375
United States Steel Corp. 4% 5/15/14	60,000	78,525
		134,900
TOTAL CONVERTIBLE BONDS (Cost $750,101)		924,463
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	2,305,546	2,305,546
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,039,120	1,039,120
TOTAL MONEY MARKET FUNDS (Cost $3,344,666)		3,344,666
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $132,907,649)		98,678,504
NET OTHER ASSETS - (2.5)%		(2,409,683)
NET ASSETS - 100%		$ 96,268,821
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,555 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,186
Fidelity Securities Lending Cash Central Fund	3,917
Total	$ 7,103
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,638,128	$ 14,544,239	$ 93,889	$ -
Consumer Staples	4,910,860	4,910,860	-	-
Energy	7,867,759	7,867,759	-	-
Financials	20,592,832	20,449,259	143,573	-
Health Care	2,680,933	2,680,933	-	-
Industrials	12,475,275	12,475,275	-	-
Information Technology	16,216,734	16,216,734	-	-
Materials	7,359,110	7,359,110	-	-
Telecommunication Services	688,686	688,686	-	-
Utilities	6,979,058	6,979,058	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 924,463	$ -	$ 924,463	$ -
Money Market Funds	3,344,666	3,344,666	-	-
Total Investments in Securities:	$ 98,678,504	$ 97,516,579	$ 1,161,925	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
Bermuda	3.1%
Canada	2.5%
Netherlands	1.0%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $9,301,735 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $4,450,267 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $994,666) - See accompanying schedule: Unaffiliated issuers (cost $129,562,983)	$ 95,333,838
Fidelity Central Funds (cost $3,344,666)	3,344,666
Total Investments (cost $132,907,649)		$ 98,678,504
Foreign currency held at value (cost $857)		857
Receivable for investments sold		2,818,226
Receivable for fund shares sold		147,260
Dividends receivable		116,782
Interest receivable		3,921
Distributions receivable from Fidelity Central Funds		1,478
Prepaid expenses		452
Total assets		101,767,480

Liabilities
Payable for investments purchased	$ 4,363,130
Payable for fund shares redeemed	4,874
Accrued management fee	45,342
Distribution fees payable	1,296
Other affiliated payables	11,414
Other payables and accrued expenses	33,483
Collateral on securities loaned, at value	1,039,120
Total liabilities		5,498,659

Net Assets		$ 96,268,821
Net Assets consist of:
Paid in capital		$ 157,364,256
Undistributed net investment income		452,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,318,129)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,229,618)
Net Assets		$ 96,268,821

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($47,562,022 ÷ 6,592,420 shares)	$ 7.21

Service Class: Net Asset Value, offering price and redemption price per share ($184,653 ÷ 25,632 shares)	$ 7.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,014,856 ÷ 841,894 shares)	$ 7.14

Investor Class: Net Asset Value, offering price and redemption price per share ($42,507,290 ÷ 5,898,115 shares)	$ 7.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 794,218
Interest		13,373
Income from Fidelity Central Funds		7,103
Total income		814,694

Expenses
Management fee	$ 221,008
Transfer agent fees	58,743
Distribution fees	6,380
Accounting and security lending fees	15,971
Custodian fees and expenses	15,302
Independent trustees' compensation	302
Audit	25,014
Legal	56
Miscellaneous	3,380
Total expenses before reductions	346,156
Expense reductions	(24)	346,132
Net investment income (loss)		468,562
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,236,209)
Foreign currency transactions	(1,195)
Total net realized gain (loss)		(12,237,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,160,003
Assets and liabilities in foreign currencies	(149)
Total change in net unrealized appreciation (depreciation)		17,159,854
Net gain (loss)		4,922,450
Net increase (decrease) in net assets resulting from operations		$ 5,391,012

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 468,562	$ 1,292,768
Net realized gain (loss)	(12,237,404)	(15,033,581)
Change in net unrealized appreciation (depreciation)	17,159,854	(45,673,621)
Net increase (decrease) in net assets resulting from operations	5,391,012	(59,414,434)
Distributions to shareholders from net investment income	(23,676)	(1,169,017)
Distributions to shareholders from net realized gain	-	(3,606,092)
Total distributions	(23,676)	(4,775,109)
Share transactions - net increase (decrease)	8,162,694	21,293,415
Total increase (decrease) in net assets	13,530,030	(42,896,128)

Net Assets
Beginning of period	82,738,791	125,634,919
End of period (including undistributed net investment income of $452,312 and undistributed net investment income of $7,426, respectively)	$ 96,268,821	$ 82,738,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 13.10	$ 14.28	$ 12.63	$ 11.97	$ 10.86
Income from Investment Operations
Net investment income (loss) E	.04	.13	.10	.16	.15	.14 H
Net realized and unrealized gain (loss)	.48	(6.07)	.22 I	1.70	.58	1.08
Total from investment operations	.52	(5.94)	.32	1.86	.73	1.22
Distributions from net investment income	- K	(.10)	(.09)	(.13)	(.07)	(.11)
Distributions from net realized gain	-	(.37)	(1.41)	(.08)	-	-
Total distributions	- K	(.47)	(1.50) L	(.21)	(.07)	(.11)
Net asset value, end of period	$ 7.21	$ 6.69	$ 13.10	$ 14.28	$ 12.63	$ 11.97
Total Return B,C,D	7.81%	(46.50)%	2.02%	14.75%	6.09%	11.24%
Ratios to Average Net Assets F,J
Expenses before reductions	.83% A	.79%	.77%	.88%	1.19%	2.65%
Expenses net of fee waivers, if any	.83% A	.79%	.77%	.85%	.85%	1.00%
Expenses net of all reductions	.83% A	.79%	.77%	.84%	.78%	.95%
Net investment income (loss)	1.26% A	1.25%	.68%	1.16%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,562	$ 41,306	$ 52,544	$ 35,416	$ 18,478	$ 583
Portfolio turnover rate G	71% A	53%	52%	263%	181%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 13.06	$ 14.24	$ 12.60	$ 11.93	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.14	.13	.13 H
Net realized and unrealized gain (loss)	.47	(6.05)	.21 I	1.69	.60	1.07
Total from investment operations	.51	(5.92)	.30	1.83	.73	1.20
Distributions from net investment income	- K	(.08)	(.08)	(.11)	(.06)	(.11)
Distributions from net realized gain	-	(.37)	(1.41)	(.08)	-	-
Total distributions	- K	(.45)	(1.48) L	(.19)	(.06)	(.11)
Net asset value, end of period	$ 7.20	$ 6.69	$ 13.06	$ 14.24	$ 12.60	$ 11.93
Total Return B,C,D	7.66%	(46.49)%	1.92%	14.56%	6.08%	11.07%
Ratios to Average Net Assets F,J
Expenses before reductions	.94% A	.88%	.86%	.96%	1.60%	2.75%
Expenses net of fee waivers, if any	.94% A	.88%	.86%	.95%	.97%	1.10%
Expenses net of all reductions	.94% A	.88%	.86%	.94%	.90%	1.04%
Net investment income (loss)	1.15% A	1.17%	.60%	1.06%	1.09%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 293	$ 958	$ 1,017	$ 1,232	$ 1,225
Portfolio turnover rate G	71% A	53%	52%	263%	181%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.48 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.63	$ 12.97	$ 14.14	$ 12.53	$ 11.87	$ 10.80
Income from Investment Operations
Net investment income (loss) E	.03	.11	.06	.12	.11	.11 H
Net realized and unrealized gain (loss)	.48	(6.01)	.23 I	1.67	.59	1.07
Total from investment operations	.51	(5.90)	.29	1.79	.70	1.18
Distributions from net investment income	- K	(.07)	(.06)	(.10)	(.04)	(.11)
Distributions from net realized gain	-	(.37)	(1.41)	(.08)	-	-
Total distributions	- K	(.44)	(1.46) L	(.18)	(.04)	(.11)
Net asset value, end of period	$ 7.14	$ 6.63	$ 12.97	$ 14.14	$ 12.53	$ 11.87
Total Return B,C,D	7.73%	(46.68)%	1.86%	14.32%	5.92%	10.93%
Ratios to Average Net Assets F,J
Expenses before reductions	1.08% A	1.04%	1.02%	1.15%	1.76%	2.93%
Expenses net of fee waivers, if any	1.08% A	1.04%	1.02%	1.10%	1.11%	1.25%
Expenses net of all reductions	1.08% A	1.04%	1.02%	1.09%	1.05%	1.20%
Net investment income (loss)	1.00% A	1.01%	.43%	.91%	.94%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,015	$ 4,941	$ 11,081	$ 7,803	$ 5,262	$ 3,575
Portfolio turnover rate G	71% A	53%	52%	263%	181%	155%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.46 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 13.09	$ 14.26	$ 12.63	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.04	.12	.08	.14	.06
Net realized and unrealized gain (loss)	.48	(6.06)	.23 H	1.69	.40
Total from investment operations	.52	(5.94)	.31	1.83	.46
Distributions from net investment income	- K	(.09)	(.08)	(.12)	(.06)
Distributions from net realized gain	-	(.37)	(1.41)	(.08)	-
Total distributions	- K	(.46)	(1.48) L	(.20)	(.06)
Net asset value, end of period	$ 7.21	$ 6.69	$ 13.09	$ 14.26	$ 12.63
Total Return B,C,D	7.81%	(46.53)%	1.99%	14.49%	3.77%
Ratios to Average Net Assets F,J
Expenses before reductions	.92% A	.87%	.88%	.99%	1.27% A
Expenses net of fee waivers, if any	.92% A	.87%	.88%	.99%	1.00% A
Expenses net of all reductions	.92% A	.87%	.88%	.98%	.93% A
Net investment income (loss)	1.16% A	1.17%	.58%	1.01%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,507	$ 36,199	$ 61,052	$ 37,239	$ 11,034
Portfolio turnover rate G	71% A	53%	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,113,042
Unrealized depreciation	(41,261,475)
Net unrealized appreciation (depreciation)	$ (35,148,433)
Cost for federal income tax purposes	$ 133,826,937

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,775,321 and $27,771,050, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 117
Service Class 2	6,263
$ 6,380

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 21,208
Service Class	136
Service Class 2	2,764
Investor Class	34,635
$ 58,743

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,075 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $229 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,917.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 11,809	$ 616,899
Service Class	81	3,725
Service Class 2	1,469	51,555
Investor Class	10,317	496,838
Total	$ 23,676	$ 1,169,017
From net realized gain
Initial Class	$ -	$ 1,550,219
Service Class	-	27,064
Service Class 2	-	300,918
Investor Class	-	1,727,891
Total	$ -	$ 3,606,092

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,435,529	3,223,694	$ 9,541,186	$ 28,731,973
Reinvestment of distributions	1,978	226,797	11,809	2,167,047
Shares redeemed	(1,018,120)	(1,287,498)	(6,210,215)	(13,483,541)
Net increase (decrease)	419,387	2,162,993	$ 3,342,780	$ 17,415,479
Service Class
Shares sold	231	388	$ 1,473	$ 4,284
Reinvestment of distributions	13	2,886	81	30,789
Shares redeemed	(18,377)	(32,811)	(120,126)	(294,997)
Net increase (decrease)	(18,133)	(29,537)	$ (118,572)	$ (259,924)
Service Class 2
Shares sold	208,869	332,542	$ 1,309,726	$ 3,626,908
Reinvestment of distributions	248	33,900	1,469	352,473
Shares redeemed	(111,930)	(476,305)	(726,181)	(5,036,302)
Net increase (decrease)	97,187	(109,863)	$ 585,014	$ (1,056,921)
Investor Class
Shares sold	1,325,567	2,041,288	$ 9,398,850	$ 18,461,315
Reinvestment of distributions	1,728	223,750	10,317	2,224,729
Shares redeemed	(842,035)	(1,516,336)	(5,055,695)	(15,491,263)
Net increase (decrease)	485,260	748,702	$ 4,353,472	$ 5,194,781

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 16% of the total outstanding shares of the Fund. The VIP Freedom Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0809
1.761034.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2009